Filed with the U.S. Securities and Exchange Commission on August 28, 2026
1933 Act Registration File No. 333-172080
1940 Act File No. 811-22525
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	653	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	654	[	X	]
(Check appropriate box or boxes.)
MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code:  (414) 765-6844

Brian R. Wiedmeyer, President and Principal Executive Officer
Managed Portfolio Series
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)
Copy to:

Christopher D. Menconi, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Ave, NW Washington, DC 20004
As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On August 28, 2026 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Explanatory Note:  This Post-Effective Amendment No. 653 to the Registration Statement of Managed Portfolio
Series (the “Trust”) is being filed for the purpose of updating the financial information and to make other permissible changes under Rule 485(b).

Nuance Concentrated Value Fund
Institutional Class Shares
(Trading Symbol: NCVLX)
Investor Class Shares
(Trading Symbol: NCAVX)
Nuance Mid Cap Value Fund
Institutional Class Shares
(Trading Symbol: NMVLX)
Investor Class Shares
(Trading Symbol: NMAVX)
Z Class Shares
(Trading Symbol: NMVZX)
Prospectus
August 28, 2026
The SEC has not approved or disapproved of these securities or determined if this
Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.
2
Nuance Funds
Series of Managed Portfolio Series (the “Trust”)
3

Summary Section

Nuance Concentrated Value Fund
Investment Objective
The Nuance Concentrated Value Fund (the “Fund” or “Concentrated Value Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the
Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
Fund.  Sales loads and waivers may vary by financial intermediary. For more information on specific financial intermediary sales loads and waivers, see Appendix A to the statutory Prospectus.  More information about these and other discounts is available from your financial professional and in
“Shareholder Information - Class Descriptions” of the Fund’s statutory Prospectus on page 31.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the initial investment or the value of the investment at redemption, whichever is lower)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class
Management Fees	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Shareholder Servicing Plan Fees (1)	0.15%	0.15%
Other Expenses	0.23%	0.23%
Acquired Fund Fees and Expenses (1)	0.02%	0.02%
Total Annual Fund Operating Expenses (1)	1.50%	1.25%
Less: Fee Waiver (2)	-0.20%	-0.20%
Total Annual Fund Operating Expenses After Fee Waiver (1)(2)	1.30%	1.05%
(1)The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include available (but unused) shareholder servicing plan fees and/or acquired fund fees and expenses (“AFFE”).
(2)Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total
Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, AFFE, leverage/borrowing, expenses paid with securities lending expense offset credits, interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.28% of the average daily net assets of the Investor Class and 1.03% of the average daily net assets of the Institutional Class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and payment occurred and at the expense limit in effect at the time of recoupment.  The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least August 28, 2027. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees
(the “Board”) or the Adviser, with the consent of the Board.
4
Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$626	$932	$1,260	$2,185
Institutional Class	$107	$377	$667	$1,494
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 114% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in equity securities of companies that Nuance Investments, LLC (the
“Adviser”) believes are high quality, though temporarily out of favor.  The Fund typically invests in a portfolio of 15 to 35 companies of various market capitalizations and is considered an all-cap strategy.
Although the Fund will invest primarily in companies organized or traded in the U.S., the Fund may invest up to 25% of its assets in non-U.S. companies in countries that are classified as “developed” by
MSCI Inc. (“MSCI”). Nuance utilizes FactSet’s country assignments for individual companies. As of the date of this prospectus, the following countries were classified as “developed” by MSCI: Australia,
Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy,
Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United
Kingdom, and the United States.
The Adviser selects securities for the Fund’s investment portfolio by using an extensive quantitative screening and fundamental research process that aims to identify leading businesses selling at a discount to fair value with the potential to generate above-average rates of returns over time.  The
Adviser seeks to identify companies across a range of industries and market sectors that have leading and sustainable market share positions, above-average financial strength, and are trading at a discount to the Adviser’s internal view of intrinsic value.  The Adviser may sell an investment when it achieves or surpasses the Adviser’s proprietary view of intrinsic value or when a security’s competitive position or financial situation erodes beyond the Adviser’s expectations. The Fund’s annual portfolio turnover rate may be 100% or greater. From time to time, the Fund may focus its investments in securities of companies in the same economic sector.
The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.
Principal Risks
As with any mutual fund, there are risks to investing.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any
other governmental agency. In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:
5
General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.
Non-Diversified Fund Risk.  Because the Fund is “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Value-Style Investing Risk.  The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.
Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests
.
S
ector Emphasis Risk.  The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the Fund’s portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.  Some industry sectors have particular risks that may not affect other sectors.
Large-Cap, Mid-Cap and Small-Cap Companies Risk.  The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-
cap companies.
Foreign Securities Risk.  Investments in securities of foreign companies involve risks not ordinarily associated with investments in securities and instruments of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory and tax requirements and market practices, including fluctuations in foreign currencies.
There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S. Unexpected political, regulatory and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact global financial markets and the broader economy. Foreign conflicts have caused, and could continue to cause, significant market disruptions and volatility within specific markets and globally.
6
Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment.  Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets in such country at risk of total loss.
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transaction costs.
Performance
The accompanying bar chart and performance table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year. Figures shown in the bar chart are for the Fund’s Institutional Class shares.  Next to the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Fund’s average annual total returns over time compared with the S&P 500® Index, a broad-
based equity securities market index, and the Russell 3000 Value Index, an additional benchmark index that more closely represents the investment exposure sought by the Fund. Investor Class returns shown in the performance table reflect the maximum sales charge of 5.00%.  Past performance (before and after taxes) will not necessarily continue in the future. Updated performance information is available on the Fund’s website at https://www.nuanceinvestments.com/concentrated-value-fund or by calling 1-855-NUANCE3 (1-855-682-6233).
Calendar Year Total Returns as of December 31:

50%
45%
40%
35%
30%
25%
20%
15%
10%
5%
0%
-5%
-10%
-15%
19.05%
11.06%
-4.72%
27.73%
3.08%
9.75%
-4.92%
9.99%
6.18%
3.28%
2016
2017
2018
2019
2020
2021
2022
2023
2024
2025

Best Quarter	Worst Quarter
Q4 2020 15.21%	Q1 2020 -20.15%

Year-to-Date as of June 30, 2026
9.57%
7

Average Annual Total Returns for the periods ended December 31, 2025
	One Year	Five Years	Ten Years	Since Inception (05/31/2011)
Institutional Class
Return Before Taxes	3.28%	4.71%	7.64%	8.46%
Return After Taxes on Distributions	2.57%	2.61%	5.68%	6.50%
Return After Taxes on Distributions and Sale of Fund Shares	2.22%	3.31%	5.66%	6.35%
Investor Class (1)
Return Before Taxes	-2.03%	3.39%	6.80%	7.79%
Russell 3000 Value Index (reflects no deduction for fees, expenses or taxes)	15.71%	11.18%	10.46%	10.37%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	13.90%
(1)The Institutional Class commenced operations on May 31, 2011 and the Investor Class commenced operations on July 31, 2012.  The “Since Inception”
performance shown for the Investor Class prior to its inception on July 31, 2012 is based on the performance of the Institutional Class, adjusted for the higher expenses applicable to the Investor Class.
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  The “Return After Taxes on Distributions and
Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.  Actual after-tax returns depend on your situation and may differ from those shown.  After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses. Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts
(“IRAs”).
Management
Investment Adviser
Nuance Investments, LLC is the Fund’s investment adviser.
Portfolio Managers
Scott A. Moore, CFA, President and Chief Investment Officer of the Adviser, is the co-portfolio manager responsible for the day-to-day management of the Fund.  He has managed the Fund since its inception in May 2011.
Jack Meurer, CFA, Vice President and Portfolio Manager is the co-portfolio manager responsible for the day-to-day management of the Fund. He has managed the Fund since July 2022.
Adam West, CFA, Vice President and Portfolio Manager is the co-portfolio manager responsible for the day-to-day management of the Fund. He has managed the Fund since July 2024.
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail (Nuance Concentrated Value Fund, c/o U.S. Bank Global
Fund Services, P.O. Box 219252, Kansas City, MO 64121-9252) by contacting the Fund by telephone at 1-855-NUANCE3 (1-855-682-6233), by wire transfer, or through a financial intermediary.  The minimum initial and subsequent investment amounts for each share class are shown below. The
Adviser may reduce or waive the minimums.
8

	Investor Class	Institutional Class
Minimum Initial Investment	$2,500	$10,000
Subsequent Minimum Investment	$100	$100
Tax Information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement such as a 401(k) plan or IRA. Distributions on investments made through tax-advantaged arrangements may be taxed as ordinary income when withdrawn from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
9

Nuance Mid Cap Value Fund
Investment Objective
The Nuance Mid Cap Value Fund (the “Fund” or “Mid Cap Value Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the
Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
Fund.  Sales loads and waivers may vary by financial intermediary. For more information on specific financial intermediary sales loads and waivers, see Appendix A to the statutory Prospectus.  More information about these and other discounts is available from your financial professional and in
“Shareholder Information - Class Descriptions” of the Fund’s statutory Prospectus on page 31. You may be required to pay brokerage commissions on your purchases and sales of Z Class shares of the
Fund, which are not reflected in this table.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class	Z Class
Maximum Front-End Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class	Institutional Class	Z Class
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	0.00%	0.00%
Shareholder Service Plan Fees (1)	0.15%	0.15%	0.00%
Other Expenses	0.16%	0.16%	0.16%
Acquired Fund Fees and Expenses (1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses (1)	1.32%	1.07%	0.92%
Less: Fee Waiver (2)	-0.11%	-0.11%	-0.11%
Total Annual Fund Operating Expenses After Fee Waiver (1)(2)	1.21%	0.96%	0.81%
(1)The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include available (but unused) shareholder servicing plan fees and/or acquired fund fees and expenses (“AFFE”).
(2) Nuance Investments, LLC (the “Adviser”) has contractually agreed to waive its management fees and pay Fund expenses, in order to ensure that Total
Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, AFFE, leverage/borrowing, expenses paid with securities lending expense offset credits, interest, interest expense, dividends paid on short sales, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.20% of the average daily net assets of the Investor Class, 0.95% of the average daily net assets of the Institutional Class and 0.80% of the average daily net assets of the Z Class.  Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in place at the time of recoupment.  The Operating Expenses
Limitation Agreement is indefinite in term and cannot be terminated through at least August 28, 2027.  Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.
10
Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).  You may be required to pay brokerage commissions on your purchases and sales of Z Class shares of the Fund, which are not reflected in the example.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	$617	$887	$1,177	$2,002
Institutional Class Shares	$98	$329	$579	$1,296
Z Class Shares	$83	$282	$499	$1,121
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 110% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in equity securities of companies that Nuance Investments, LLC (the
“Adviser”) believes are high quality, though temporarily out of favor. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by mid-capitalization companies. The Adviser defines mid-
capitalization companies as companies within the range of the capitalization of companies constituting the Russell Midcap® Index. The Adviser intends to manage the Fund so that the average weighted market capitalization of its portfolio (derived from FactSet and excluding short-term investments) falls within the range of the smallest and largest members of the Russell Midcap® Index, as determined by averaging the smallest and largest members’ month end market capitalization over the last 12 months.
As of June 30, 2026, the trailing twelve-month capitalization range of the Russell Midcap® Index was between approximately $1.1 billion and $125.9 billion. The Fund’s investments may include preferred or convertible preferred stocks. The Fund typically invests in a portfolio of 50 to 90 companies.
Although the Fund will invest primarily in companies organized or traded in the U.S., the Fund may invest up to 15% of its assets in non-U.S. companies in countries that are classified as “developed” by
MSCI, Inc. (“MSCI”). Nuance utilizes FactSet’s country assignments for individual companies. As of the date of this prospectus, the following countries were classified as “developed” by MSCI: Australia,
Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy,
Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United
Kingdom, and the United States.
11
The Adviser selects securities for the Fund’s investment portfolio by using an extensive quantitative screening and fundamental research process that aims to identify leading businesses selling at a discount to fair value with the potential to generate above-average rates of returns over time.  The
Adviser seeks to identify companies across a range of industries and market sectors that have leading and sustainable market share positions, above-average financial strength, and are trading at a discount to the Adviser’s internal view of intrinsic value.  The Adviser may sell an investment when it achieves or surpasses the Adviser’s proprietary view of intrinsic value or when a security’s competitive position or financial situation erodes beyond the Adviser’s expectations. The Fund’s annual portfolio turnover rate may be 100% or greater. From time to time, the Fund may focus its investments in securities of companies in the same economic sector
.
Principal Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any
other governmental agency. In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:
General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Management Risk.  The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.
Value-Style Investing Risk.  The Fund’s value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.
Equity Securities Risk.  The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value.  This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets or companies in which the Fund invests
.
P
referred Securities Risk. Preferred securities may pay fixed or adjustable rates of return and are subject to many of the risks associated with debt securities (e.g., interest rate risk, call risk and extension risk). In addition, preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Because many preferred securities allow the issuer to convert their preferred stock into common stock, preferred securities are often sensitive to declining common stock values.
Convertible Securities Risk.  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security’s market value, however, also tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.”  The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock.  As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.
12
Sector Emphasis Risk. The securities of companies in the same or related businesses (“industry sector”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the Fund’s portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors. Some industry sectors have particular risks that may not affect other sectors.
Mid-Cap Companies Risk.  Securities of mid-cap companies may be more volatile and less liquid than the securities of large-cap companies.
Foreign Securities Risk.  Investments in securities of foreign companies involve risks not generally associated with investments in the securities of U.S. companies, including risks relating to political, social, and economic developments abroad and differences between U.S. and foreign regulatory and tax requirements, and market practices, including fluctuations in foreign currencies. There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.  Unexpected political, regulatory and diplomatic events within the United States and abroad may affect investor and consumer confidence and may adversely impact global financial markets and the broader economy. Foreign conflicts have caused, and could continue to cause, significant market disruptions and volatility within specific markets and globally.
Currency Risk. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment.  Non-U.S. countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the Fund’s assets in such country at risk of total loss.
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.  A high portfolio turnover rate also leads to higher transaction costs.
Performance
The accompanying bar chart and performance table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year-to-year.  Figures shown in the bar chart are for the Fund’s Institutional Class shares.  Next to the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart.  The performance table that follows shows the Fund’s average annual total returns over time compared with the S&P 500® Index, a broad-
based equity securities market index, and the Russell Midcap Value Index, an additional benchmark index that more closely represents the investment exposure sought by the Fund. Investor Class returns shown in the performance table reflect the maximum sales charge of 5.00%.  Past performance (before and after taxes) will not necessarily continue in the future.  Updated performance information is available on the Fund’s website at https://www.nuanceinvestments.com/mid-cap-value-fund or by calling 1-855-NUANCE3 (1-855-682-6233).
13
Calendar Year Total Returns as of December 31:

Best Quarter	Worst Quarter
Q4 2020 15.31%	Q1 2020 -19.25%

Year-to-Date as of June 30, 2026
9.82%

Average Annual Total Returns for the periods ended December 31, 2025
	One Year	Five Years	Ten Years	Since Inception (12/31/2013)
Institutional Class Shares
Return Before Taxes	4.04%	4.46%	8.43%	7.84%
Return After Taxes on Distributions	3.27%	2.75%	6.75%	6.12%
Return After Taxes on Distributions and Sale of Fund Shares	2.89%	3.26%	6.41%	5.85%
Investor Class Shares
Return Before Taxes	-1.43%	3.10%	7.58%	7.09%
Z Class Shares (1)
Return Before Taxes	4.28%	4.59%	8.56%	7.95%
Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)	11.05%	9.83%	9.78%	8.89%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	13.54%
(1)The Z Class commenced operations on May 8, 2017 and the Institutional Class and Investor Class commenced operations on December 31, 2013.  The performance shown for the Z Class prior to its inception on May 8, 2017 is based on the performance of the Institutional Class, adjusted for the lower expenses applicable to the Z Class.
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class or Z Class will vary to the extent they have different expenses.
Furthermore, the after-tax returns shown are not relevant to those investors who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Management
Investment Adviser
Nuance Investments, LLC is the Fund’s investment adviser.
14
Portfolio Managers
Scott A. Moore, CFA, President and Chief Investment Officer of the Adviser, is the co-portfolio manager responsible for the day-to-day management of the Fund.  He has managed the Fund since its inception in December 2013.
Jack Meurer, CFA, Vice President and Portfolio Manager is the co-portfolio manager responsible for the day-to-day management of the Fund. He has managed the Fund since July 2022.
Adam West, CFA, Vice President and Portfolio Manager is the co-portfolio manager responsible for the day-to-day management of the Fund. He has managed the Fund since July 2024.
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business by written request via mail (Nuance Mid Cap Value Fund, c/o U.S. Bank Global
Fund Services, P.O. Box 219252, Kansas City, MO 64121-9252) by contacting the Fund by telephone at 1-855-NUANCE3 (1-855-682-6233), by wire transfer, or through a financial intermediary.  The minimum initial and subsequent investment amounts for each share class are shown below. The
Adviser may reduce or waive the minimums.

	Investor Class	Institutional Class	Z Class
Minimum Initial Investment	$2,500	$10,000	$2,500
Subsequent Minimum Investment	$100	$100	$100
Tax Information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement such as a 401(k) plan or IRA. Distributions on investments made through tax-advantaged arrangements may be taxed as ordinary income when withdrawn from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
15

Investment Objective, Strategies, Risks and Disclosure of Portfolio Holdings

Investment Objective
Each Fund’s investment objective is to seek long-term capital appreciation.  Each Fund’s investment objective is not fundamental and may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders.

Principal Investment Strategies
The Adviser seeks to identify leading businesses that have above-average returns on capital and above-
average financial strength, while being priced materially below the Adviser’s proprietary calculation of intrinsic value.  Using quantitative fundamental data (e.g., normalized returns on assets, normalized returns on equity, net debt to total capital) and valuation statistics (e.g. normalized price to earnings, normalized cash flow), the Adviser identifies a universe of companies in which the Funds may potentially invest.  From this universe, the Adviser utilizes fundamental research to determine which companies to monitor for potential investments.  The Adviser reviews each company on its own investment merits using company reports, regulatory filings, research reports, and interviews with company executives, investment analysts, suppliers, and competitors.  The Adviser then assesses the current and prospective competitive situation of the business, the current and sustainable returns on capital of the business, and the current and prospective financial strength and flexibility of the business.  The goal of the Adviser’s research process is to determine if the company being studied has a strong and stable market share position, strong and sustainable returns on capital, and an appropriate level of financial strength to enable the business to maintain its level of competitiveness.
The Adviser attempts to invest the assets of the Concentrated Value Fund in approximately 15 to 35 companies, and the assets of the Mid Cap Value Fund in approximately 50 to 90 companies, that provide a greater potential for return on capital than other available market opportunities, consistent with reasonable investment risk. The Funds will sell an investment when the investment’s risk reward is no longer favorable compared with other market opportunities. The Funds will also sell an investment when it achieves or surpasses the Adviser’s proprietary view of intrinsic value or when a security’s competitive position or financial situation erodes beyond the Adviser’s expectations.  The annual portfolio turnover rate will generally be 100% or greater for the Concentrated Value Fund and may be 100% or greater for the Mid Cap Value Fund.
Although the Funds will invest primarily in companies organized or traded in the U.S., the
Concentrated Value Fund and the Mid Cap Value Fund may invest up to 25% and 15%, respectively, of their assets in non-U.S. companies in countries that are classified as “developed” by MSCI. Nuance utilizes FactSet’s country assignments for individual companies. As of the date of this prospectus, the following countries were classified as “developed” by MSCI: Australia, Austria, Belgium, Canada,
Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New
Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom, and the United
States.
In considering whether to invest in the securities of a foreign company, the Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located.  The extent to which the Funds invest in foreign companies will fluctuate from time to time depending on the Adviser’s assessment of prevailing market, economic and other conditions
.
16
In addition, the Mid Cap Value Fund, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by mid-capitalization companies. The Adviser intends to manage the Mid Cap Value Fund so that the average weighted market capitalization of its portfolio (derived from FactSet and excluding short-term investments) falls within the range of the smallest and largest members of the Russell Midcap® Index, as determined by averaging the smallest and largest members’ month end market capitalization over the last 12 months.
The Adviser defines mid-capitalization companies as companies within the range of the capitalization of companies constituting the Russell Midcap® Index.  As of June 30, 2026, the trailing twelve-month capitalization range of the Russell Midcap® Index was between approximately $1.1 billion and $125.9 billion. The Mid Cap Value Fund may invest in preferred or convertible preferred securities.
Each Fund may lend its portfolio securities to brokers, dealers, and other financial organizations.
These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral).  By lending its securities, the Fund may increase its income by receiving payments from the borrower or earn credits that offset Fund expenses.
Cash or Similar Investments and Temporary Strategies of the Fund. At the Adviser’s discretion, the
Funds may invest in high-quality, short-term debt securities and money market instruments for (i)
temporary defensive purposes in amounts up to 100% of the Fund’s assets in response to adverse market, economic, or political conditions and (ii) retaining flexibility in meeting redemptions, paying expenses, and identifying and assessing investment opportunities.  These short-term debt securities and money market instruments include cash, shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. government securities, and repurchase agreements. To the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund will bear its pro rata portion of such money market funds’
management fees and operational expenses. Taking a temporary defensive position may result in the
Fund not achieving its investment objective.

Principal Risks of Investing in the Funds
Before investing in the Funds, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other governmental agency.  There can be no assurance that the Fund will achieve its investment objective.
Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Funds.  The principal risks of investing in the Funds are:
General Market Risk.  The NAV and investment return of each Fund will fluctuate based upon changes in the value of the Funds’ portfolio securities.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  U.S. and international markets have experienced, and may continue to experience, volatility, which may increase risks associated with an investment in a Fund. Certain social, political, economic, environmental and other conditions and events (such as natural disasters and weather-related phenomena generally, epidemics and pandemics, terrorism, conflicts and social unrest) may adversely interrupt the global economy and result in prolonged periods of significant market volatility. The market value of securities in which a
Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’ value.  In some cases, for example, the stock prices of individual companies
17
have been negatively affected even though there may be little or no apparent degradation in the financial condition or prospects of the issuers.  Similarly, the debt markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default, and valuation difficulties.  As a result of this significant volatility, many of the following risks associated with an investment in the Funds may be increased.  Continuing market volatility may have adverse effects on the Funds.
Management Risk.  The ability of a Fund to meet its investment objective is directly related to the
Adviser’s investment strategies for the Fund.  The value of your investment in a Fund may vary with the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities.  If the Adviser’s investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely and a Fund could underperform the market or other mutual funds with similar investment objectives.
Non-Diversified Fund Risk.  The Concentrated Value Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under federal laws.  The Concentrated Value
Fund may invest a greater percentage of its assets in the securities of a single issuer and may have fewer holdings than other mutual funds.  As a result, a decline in the value of an investment in a single issuer could cause the Concentrated Value Fund’s overall value to decline to a greater degree than if the Concentrated Value Fund held a more diversified portfolio.
Value-Style Investing Risk.  The Funds’ investments in value stocks may react differently to issuer, political, market, and economic developments than the general market and other types of stocks.
Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks.  However, value stocks may continue to be inexpensive for long periods of time and may not ever realize their full value.  Also, if the market does not consider a stock to be undervalued, then the value of the stock may decline even if stock prices are generally rising.
Equity Securities Risk.  The Funds’ investments in equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies;
inflation and interest rates; economic expansion or contraction; global and/or regional political, economic and banking crises; and factors affecting specific industries, sectors or companies in which the Funds invest.  Each Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.
Preferred Securities Risk. The Mid Cap Value Fund may be subject to preferred securities risk.
Preferred securities may pay fixed or adjustable rates of return and are subject to many of the risks associated with debt securities (e.g., interest rate risk, call risk and extension risk). In addition, preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Because many preferred securities allow the issuer to convert their preferred stock into common stock, preferred securities are often sensitive to declining common stock values. A company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
Convertible Securities Risk.  The Mid Cap Value Fund may be subject to convertible securities risk.
Convertible securities are fixed income securities, preferred stocks or other securities that are convertible into or exercisable for common stock of the issuer (or cash or securities of equivalent
18
value) at either a stated price or a stated rate.  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline.  A convertible security’s market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.”  The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock.  As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security.  Thus, it may not decline in price to the same extent as the underlying common stock.  In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company’s common stockholders but after holders of any senior debt obligations of the company.  Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations
.
Sector Emphasis Risk.  The securities of companies in the same or related businesses (“industry sectors”), if comprising a significant portion of either Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the Fund’s portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.  Some industry sectors have particular risks that may not affect other sectors.
Large-Cap Company Risk.  The Concentrated Value Fund’s investments in larger, more established companies are subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors potentially resulting in lower market prices for their common stock.
Mid-Cap and Small-Cap Companies Risk.  The Concentrated Value Fund may invest in mid-cap and small-cap companies and the Mid Cap Value Fund invests in mid-cap companies.  These companies may not have the management experience, financial resources, product or business diversification and competitive strengths of large-cap companies.  Therefore, their securities may have more price volatility and be less liquid than the securities of larger, more established companies.  Their stocks may also be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if the Adviser wants to sell a large quantity of a mid-cap or small-cap company stock, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time.  Analysts and other investors may follow these companies less actively and therefore information about these companies may not be as readily available as that for large-cap companies.
Foreign Securities Risk. Investing in securities of foreign companies involves risks not generally associated with investments in securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory and tax requirements and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.
Foreign securities may be subject to greater fluctuations in price than securities of U.S. companies because foreign markets may be smaller and less liquid than U.S. markets. There may be less information publicly available about foreign companies than about a U.S. company, and many foreign companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S.
19
Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact global financial markets and the broader economy. Foreign conflicts have caused, and could continue to cause, significant market disruptions and volatility within specific markets and globally. The hostilities and sanctions resulting from those hostilities have, and could continue to have, a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters.
Currency Risk.  When a Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars.  In purchasing or selling local currency to execute transactions on foreign exchanges, a Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings.  Some countries have and may continue to adopt internal economic policies that affect its currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in those countries.  In addition, a country may impose formal or informal currency exchange controls.  These controls may restrict or prohibit a Fund’s ability to repatriate both investment capital and income, which could undermine the value of the Fund’s portfolio holdings and potentially place the Fund’s assets at risk of total loss.
Portfolio Turnover Risk.  The Funds may experience high portfolio turnover.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains.  This may subject you to a higher tax liability.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under Federal tax laws.  A high portfolio turnover rate also leads to higher transaction costs, which could negatively affect the Funds’
performance.

Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’
portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”).
20

Management of the Funds

Investment Adviser
The Funds have entered into an investment advisory agreement (“Advisory Agreement”) with Nuance
Investments, LLC, located at 4900 Main Street, Suite 220, Kansas City, Missouri 64112. Established
in 2008, the Adviser is an SEC-registered investment adviser that provides investment advisory services to private clients and institutions. As of June 30, 2026, the Adviser had about $906 million in assets under management. The Adviser is indirectly majority-owned by Scott Moore. Under the
Advisory Agreement, the Adviser manages the Fund’s investments subject to the supervision of the
Board.
The Adviser has overall supervisory responsibility for the general management and investment of each
Fund’s securities portfolio. The Adviser also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed to fulfill its obligations under its advisory agreement. For its services, the Funds pay the Adviser a monthly management fee that is calculated at the annual rate of 0.85% of the Concentrated Value Fund’s average daily net assets and
0.75% of the Mid Cap Value Fund’s average daily net assets.
Fund Expenses. Each Fund is responsible for its own operating expenses. Pursuant to an Operating
Expenses Limitation Agreement between the Adviser and the Trust, on behalf of each class of the
Funds, the Adviser has contractually agreed to waive its management fees, and pay Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, AFFE, leverage/borrowing, expenses paid with securities lending expense offset credits, interest, interest expense, dividends paid on short sales, taxes, brokerage commissions, and extraordinary expenses) do not exceed 1.28% of the average daily net assets of the Investor Class and
1.03% of the average daily net assets of the Institutional Class for the Concentrated Value Fund and
1.20% of the average daily net assets of the Investor Class, 0.95% of the average daily net assets of the
Institutional Class and 0.80% of the average daily net assets of the Z Class for the Mid Cap Value
Fund.  Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of
36 months following the month during which such waiver and/or expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The
Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least August 28, 2027. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board.
As a result of the Operating Expenses Limitation Agreement the Adviser has with the Funds, the
Adviser was effectively paid a management fee equal to 0.68% of the Concentrated Value Fund’s average daily net assets for the fiscal year ended April 30, 2026, and 0.72% of the Mid Cap Value
Fund’s average daily net assets for the fiscal year ended April 30, 2026.
A discussion regarding the basis of the Board’s approval of the Advisory Agreement with respect to the Funds is available in the Funds’ annual report to shareholders for the period ended April 30, 2026, which is included in the Funds’ Form N-CSR.
The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series other than the Nuance Funds.
21

Portfolio Managers
Scott A. Moore, CFA®
Mr. Moore is the President and Chief Investment Officer of the Adviser. Mr. Moore has 35 years of investment experience and 27 years of portfolio management experience using a classic value approach. Prior to founding Nuance Investments, LLC in 2008, Mr. Moore served as Vice President and Senior Portfolio Manager at American Century Investments (ACI) from 1999 to 2008. At ACI, he managed more than $10 billion in institutional, intermediary, and mutual fund assets. During his ten-
year portfolio management tenure at ACI, Mr. Moore was the lead manager of the American Century
Mid Cap Value Fund, co-manager of the American Century Equity Income Fund, and co-manager of the American Century Value Fund. Prior to becoming a Portfolio Manager at ACI, Mr. Moore was an
Investment Analyst at ACI from 1996 to 1999, specializing in the Telecommunications, Utilities, and
Industrials sectors. Mr. Moore also worked at Boatmen’s Trust Company in St. Louis as an Investment
Analyst from 1995 to 1996, and at ACI as a Fixed Income Investment Analyst from 1993 to 1995. Mr.
Moore holds a Master of Business Administration (MBA) with an emphasis in Finance from the
University of Missouri, and a Bachelor of Science (BS) with an emphasis in Finance from Southern
Illinois University. He is a CFA ® charterholder and a member of the CFA Institute.
Jack Meurer, CFA®
Mr. Meurer is a Vice President and  Portfolio Manager with the Adviser, advising on the Nuance
Concentrated Value and Nuance Mid Cap Value products. He also focuses his analytical skills on the
Industrials, Energy, and Real Estate sectors. Mr. Meurer joined the Adviser in 2017.
During Mr. Meurer’s tenure in the University of Wisconsin-Madison’s Applied Security Analysis
Program from 2016 - 2017, he was an Analyst and Portfolio Manager for one of the program’s equity investment funds. Mr. Meurer holds a Bachelor of Business Administration (BBA) degree in Finance from the University of Wisconsin-Madison and a Master of Science (MS) degree in Finance from the
University of Wisconsin-Madison’s Applied Security Analysis Program. He is a CFA® charterholder and a member of the CFA Institute.
D. Adam West, CFA®
Mr. West is a Vice President and Portfolio Manager with Nuance, advising on the Nuance
Concentrated Value and Nuance Mid Cap Value products. He also focuses his analytical skills on the
Information Technology, Consumer Discretionary, Communication Services and Consumer Staples
sectors. Mr. West has 20 years of investment experience and 16 years of experience using a classic value approach.
Prior to joining Nuance, Mr. West spent more than 4 years as an Investment Analyst at Commerce
Trust Company. Mr. West holds a Bachelor of Science in Business Administration (BSBA) with an emphasis in Finance from the University of Missouri and a Master of Business Administration (MBA)
from the University of North Carolina, Kenan-Flagler Business School. He is a CFA® charterholder and a member of the CFA Institute.
The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and each portfolio manager’s ownership of Fund shares.
22

Shareholder Information

Pricing of Fund Shares
The price of each class of a Fund’s shares is based on its net asset value (“NAV”).  The NAV of each class is calculated by dividing its total assets, less the liabilities, by the number of its shares outstanding.  The NAV of each class is calculated at the close of regular trading of the NYSE, which is generally 4:00 p.m., Eastern Time.  The NAV will not be calculated, nor may investors purchase or redeem Fund shares, on days that the NYSE is closed for trading, even though certain Fund securities
(i.e., foreign or debt securities) may trade on days the NYSE is closed, and such trading may materially affect a Fund’s NAV.
Each Fund’s assets are generally valued at their market price using valuations provided by independent pricing services consistent with the Adviser’s valuation procedures and policies pursuant to Rule 2a-5 under the 1940 Act. The Adviser has been designated by the Board as the valuation designee for the
Fund and has been delegated the responsibility for making good faith, fair value determinations with respect to the Fund’s portfolio securities. When market quotations are not readily available, or believed by the Adviser to be unreliable, a security or other asset is valued at its fair value by the Adviser as determined under fair value procedures approved by the Board. The Board reviews, no less frequently than annually, the adequacy of the policies and procedures of the Funds and the effectiveness of their implementation. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that a Fund is accurately priced. The Board will regularly evaluate whether the Trust’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.
When fair value pricing is employed, the security prices that a Fund uses to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale.  Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund was using market value pricing.
Certain foreign securities may be valued at intraday market values in such foreign markets.
Additionally, in the case of foreign securities, the occurrence of certain events (such as a significant surge or decline in the U.S. or other markets) after the close of foreign markets, but prior to the time a
Fund’s NAV is calculated will often result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  If such events occur, a Fund will value foreign securities at fair value, taking into account such events, in calculating the NAV.  In such cases, use of fair valuation can reduce an investor’s ability to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated.  In addition, a Fund’s investments in smaller or medium capitalization companies are more likely to require a fair value determination because they may be more thinly traded and less liquid than securities of larger companies.  The Trust anticipates that a
Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are unavailable or considered unreliable.
23

How to Purchase Fund Shares
Shares of each Fund are purchased at the NAV per share next calculated after your purchase order is received in good order by the Fund (as defined below), plus any applicable sales charge and before imposition of a commission, if any, on Z Class shares. Shares may be purchased directly from the
Funds or through a financial intermediary, including but not limited to, certain brokers, financial planners, financial advisors, banks, insurance companies, retirement, benefit and pension plans or certain packaged investment products.
Shares of the Funds have not been registered and are not offered for sale outside of the United States.
The Funds generally do not sell shares to investors residing outside the United States, even if they are
United States citizens or lawful permanent residents, except to investors with United States military
APO or FPO addresses or in certain other circumstances where the Chief Compliance Officer and
Anti-Money Laundering Officer for the Trust conclude that such sale is appropriate and is not in contravention of U.S. law.
A service fee, currently $25, as well as any loss sustained by a Fund, will be deducted from a shareholder’s account for any purchases that do not clear.  The Funds and U.S. Bancorp Fund Services,
LLC, doing business as U.S. Bank Global Fund Services, the Funds’ transfer agent (the “Transfer
Agent”), will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.  Your initial order will not be accepted until a completed account application (an
“Account Application”) is received by the Fund or the Transfer Agent.
Investment Minimums.  The minimum initial investment amount is $2,500 for Investor Class and Z
Class shares and $10,000 for Institutional Class shares. The minimum investment amount for subsequent investments is $100 for all classes. The Adviser reserves the right to waive the minimum initial or subsequent investment amounts.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments.
Purchases through Financial Intermediaries.  For share purchases through a financial intermediary, you must follow the procedures established by your financial intermediary.  Your financial intermediary is responsible for sending your purchase order and payment to the Funds’ Transfer
Agent.  Your financial intermediary holds the shares in your name and receives all confirmations of purchases and sales from the Funds.  Your financial intermediary may charge for the services that it provides to you in connection with processing your transaction order or maintaining an account with it.
If you place an order for a Fund’s shares through a financial intermediary that is authorized by the
Fund to receive purchase and redemption orders on its behalf (an “Authorized Intermediary”), your order will be processed at the applicable price calculated after receipt by the Authorized Intermediary, consistent with applicable laws and regulations.  Authorized Intermediaries are authorized to designate other Authorized Intermediaries to receive purchase and redemption orders on the Funds’ behalf.
If your financial intermediary is not an Authorized Intermediary, your order will be processed at the applicable price next calculated after the Transfer Agent receives your order from your financial intermediary.  Your financial intermediary must agree to send to the Transfer Agent immediately available funds in the amount of the purchase price in accordance with the Transfer Agent’s procedures.  If payment is not received in a timely manner, the Transfer Agent may rescind the transaction and your financial intermediary will be held liable for any resulting fees or losses.
Financial intermediaries that are not Authorized Intermediaries may set cut-off times for the receipt of orders that are earlier than the cut-off times established by the Funds.
24
Purchase Requests Must be Received in Good Order
Your share price will be based on the next NAV per share, plus any applicable sales charge, and before imposition of a commission on Z Class shares, if any, calculated after the Transfer Agent or your
Authorized Intermediary receives your purchase request in good order.  “Good order” means that your purchase request includes:
•The name of the Fund(s) to be purchased;
•The class of shares to be purchased;
•The dollar amount of shares to be purchased;
•Your account application; and
•A check payable to the name of the Fund(s) or a wire transfer received by the Fund(s).
An Account Application or subsequent order to purchase Fund shares is subject to acceptance by a
Fund and is not binding until so accepted.  Each Fund reserves the right to reject any Account
Application or purchase order if, in its discretion, it is in the Fund’s best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of a Fund.  Purchases may also be rejected from persons believed to be “market-timers,” as described under “Tools to Combat Frequent Transactions,” below.  Accounts opened by entities, such as credit unions, corporations, limited liability companies, partnerships or trusts, will require additional documentation.  Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened.
Upon acceptance by a Fund, all purchase requests received in good order before the close of the NYSE
(generally 4:00 p.m., Eastern Time) will be processed at the applicable price next calculated after receipt.  Purchase requests received after the close of the NYSE will be priced on the next business day.
Purchase by Mail.  To purchase a Fund’s shares by mail, simply complete and sign the Account
Application and mail it, along with a check made payable to the Fund, to:

Regular Mail	Overnight or Express Mail
[Name of the Fund(s)]	[Name of the Fund(s)]
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 219252	801 Pennsylvania Avenue, Suite 219252
Kansas City, MO 64121-9252	Kansas City, MO 64105-1307
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, a deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund
Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Funds’ Transfer Agent.  Receipt of purchase orders or redemption requests is determined as of the time the order is received at the Transfer Agent’s offices.  All purchase checks must be in U.S. dollars drawn on a domestic financial institution.  The Funds will not accept payment in cash or money orders.
To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks or any conditional order or payment.
Purchase by Wire.  If you are making your first investment in a Fund, the Transfer Agent must have a completed Account Application before you wire the funds.  You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address.  Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire.  Prior to sending the wire,
25
please call the Transfer Agent at 1-855-NUANCE3 (1-855-682-6233) to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the name of the Fund(s), your name and your account number so that your wire can be correctly applied.  Your bank should transmit immediately available funds by wire to:

Wire to:	U.S. Bank N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	[Name of the Fund(s)]
(Class of shares to be purchased)
(Shareholder Name/Account Registration)
(Shareholder Account Number)
Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern Time) to be eligible for same day pricing.  The Funds and U.S. Bank, N.A., the Funds’ custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.
Investing by Telephone.  You may not make initial purchases of Fund shares by telephone.  If you accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the Funds and your account has been open for at least 7 business days, you may purchase additional shares by telephoning the Funds toll free at 1-855-NUANCE3 (1-855-682-6233).  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  The minimum telephone purchase amount is $100.  If your order is received prior to the close of the NYSE (generally 4:00 p.m., Eastern Time), shares will be purchased in your account at the applicable price determined on the day your order is placed.  Shareholders may encounter higher than usual call waiting times during periods of high market activity.  Please allow sufficient time to place your telephone transaction.  The Funds are not responsible for delays due to communications or transmission outages or failure. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally 4:00 p.m., Eastern Time).
Subsequent Investments. Subject to the minimum subsequent investment amount described above, you may add to your account at any time by purchasing shares by mail, telephone or wire.  You must call to notify the Funds at 1-855-NUANCE3 (1-855-682-6233) before wiring.  An Invest by Mail form, which is attached to your most recent confirmation statement, should accompany any investments made through the mail.  If you do not have the Invest by Mail form from your confirmation statement, include your name, address, Fund name and account number on a separate piece of paper.
Automatic Investment Plan.  For your convenience, each Fund offers an Automatic Investment Plan
(“AIP”).  Under the AIP, after your initial investment, you may authorize a Fund to automatically withdraw any amount of at least $100, on a monthly or quarterly basis, from your personal checking or savings account that you wish to invest in the Fund.  In order to participate in the AIP, your bank must be a member of the ACH network.  If you wish to enroll in the AIP, complete the appropriate section in the Account Application.  A Fund may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the next scheduled investment.  A fee will be charged if your bank does not honor the AIP draft for any reason.
26
Anti-Money Laundering Program.  The Trust has established an Anti-Money Laundering Compliance
Program (the “Program”) as required by the Uniting and Strengthening America by Providing
Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT
Act”) and related anti-money laundering laws and regulations.  To ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers”
seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA
PATRIOT Act):
•Full name;
•Date of birth (individuals only);
•Social Security or taxpayer identification number; and
•Permanent street address (a P.O. Box number alone is not acceptable).
In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your Account Application as part of the
Program.  As requested on the Account Application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P. O. Box will not be accepted.  The Funds reserve the right to request additional clarifying information and may close your account if such clarifying information is not received by the Funds within a reasonable time of the request or if the Funds cannot form a reasonable belief as to your true identity.  If you require additional assistance when completing your application, please contact the Transfer Agent at 1-855-
NUANCE3 (1-855-682-6233).
Cancellations and Modifications.  The Funds will not accept a request to cancel or modify a written transaction once processing has begun.  Please exercise care when placing a transaction request.

How to Redeem Fund Shares
In general, orders to sell or “redeem” shares may be placed directly with the Funds or through a financial intermediary.  You may redeem all or part of your investment in a Fund’s shares on any business day that the Fund calculates its NAV.
However, if you originally purchased your shares through a financial intermediary, your redemption order must be placed with the same financial intermediary in accordance with their established procedures.  Your financial intermediary is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.  Your financial intermediary may charge for the services that it provides to you in connection with processing your transaction order or maintaining an account with it.
Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. Shares held in IRA or other retirement plan accounts may be redeemed by telephone at 1-855-NUANCE3 (1-855-682-6233).
Investors redeeming by telephone will be asked whether or not to withhold taxes from any distribution.
Payment of Redemption Proceeds.  You may redeem your Fund shares at the NAV per share, before imposition of a commission on Z Class shares, if any, next determined after the Transfer Agent or an
Authorized Intermediary receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received by a Fund in good order after the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern Time) will usually
27
be processed on the next business day.  Under normal circumstances, the Funds expect to meet redemption requests through the sale of investments held in cash or cash equivalents. In situations in which investment holdings in cash or cash equivalents are not sufficient to meet redemption requests, the Funds may choose to sell portfolio assets for the purpose of meeting such requests.  Each Fund further reserves the right to distribute “in-kind” securities from the Fund’s portfolio in lieu (in whole or in part) of cash under certain circumstances, including under stressed market conditions. Redemptions-
in-kind are discussed in greater detail below.
A redemption request will be deemed in “good order” if it includes:
•The shareholder’s name;
•The name of the Fund to be redeemed;
•The class of shares to be redeemed;
•The account number;
•The share or dollar amount to be redeemed; and
•Signatures by all shareholders on the account and signature guarantee(s), if applicable.
Additional documents are required for certain types of redemptions, such as redemptions from accounts held by credit unions, corporations, limited liability companies, or partnerships, or from accounts with executors, trustees, administrators or guardians.  Please contact the Transfer Agent to confirm the requirements applicable to your specific redemption request.  Redemption requests that do not have the required documentation will be rejected.
While redemption proceeds may be paid by check sent to the address of record, the Funds are not responsible for interest lost on such amounts due to lost or misdirected mail.  Redemption proceeds may be wired to your pre-established bank account or proceeds may be sent via electronic funds transfer through the ACH network using the bank instructions previously established for your account.
The Funds typically send the redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (ACH) transfer.  Wires are subject to a $15 fee.  There is no charge to have proceeds sent via
ACH; however, funds are typically credited to your bank within two to three days after redemption.
Except as set forth below, proceeds will be paid within seven calendar days after a Fund receives your redemption request.  Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.
Please note that if the Transfer Agent has not yet collected payment for the shares you are redeeming, it may delay sending the proceeds until the payment is collected, which may take up to 12 calendar days from the purchase date.  This delay will not apply if you purchased your shares via wire payment.
Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.
Specifically, a Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed
(other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Fund of its securities is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of shareholders.  Your ability to redeem shares by telephone will be restricted for 15 calendar days after you change your address.  You may change your address at any time by telephone or written request, addressed to the Transfer Agent.  Confirmations of an address change will be sent to both your old and new address.
28
Signature Guarantee.  Redemption proceeds will be sent to the address of record.  The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  Signature guarantees can be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities
Transfer Agents Medallion Program (“STAMP”), but not from a notary public.  A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required of each owner in the following situations:
•If ownership is being changed on your account;
•When redemption proceeds are payable or sent to any person, address or bank account not on record;
•When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days;
•For all redemptions in excess of $100,000 from any shareholder account.
Non-financial transactions, including establishing or modifying the ability to purchase and redeem
Fund shares by telephone and certain other services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.
In addition to the situations described above, each Fund and/or the Transfer Agent reserve(s) the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.
Redemption by Mail.  You may execute most redemptions by furnishing an unconditional written request to the Funds to redeem your shares at the next calculated NAV per share upon receipt by the
Fund of such request.  Written redemption requests should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
[Name of the Fund(s)]	[Name of the Fund(s)]
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 219252	801 Pennsylvania Avenue, Suite 219252
Kansas City, MO 64121-9252	Kansas City, MO 64105-1307
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, a deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund
Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
Wire Redemption.  Wire transfers may be arranged to redeem shares.  However, the Transfer Agent charges a fee, currently $15, per wire redemption against your account on dollar specific trades, and from proceeds on complete redemptions and share-specific trades.
Telephone Redemption.  If you have accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the
Funds, you may redeem shares, in amounts of $100,000 or less, by instructing the Funds by telephone at 1-855-NUANCE3 (1-855-682-6233).  Investors in an IRA or other retirement plan will be asked whether or not to withhold federal income tax.
29
In order to qualify for, or to change, telephone redemption privileges on an existing account, a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source may be required of all shareholders.  Telephone redemptions will not be made if you have notified the Transfer Agent of a change of address within 15 calendar days before the redemption request.  Shareholders may encounter higher than usual call waiting times during periods of high market activity.  Please allow sufficient time to place your telephone transaction.  The Funds are not responsible for delays due to communication or transmission outages or failures.
Note:  Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting that you correctly state:
•Your Fund account number;
•The name in which your account is registered; and/or
•The Social Security or taxpayer identification number under which the account is registered.
If an account has more than one owner or person authorized to perform transactions, the Funds will accept telephone instructions from any one owner or authorized person.
Systematic Withdrawal Program.  Each Fund offers a systematic withdrawal plan (“SWP”) whereby shareholders or their representatives may request a redemption in any specific dollar amount of at least
$100 be sent to them each month, calendar quarter or annually.  Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network.  To start this program, your account must have Fund shares with a value of at least $10,000.
This program may be terminated or modified by a Fund at any time.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal.  A withdrawal under the SWP involves redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount requested to be withdrawn exceeds the rate of growth of assets in your account, including any dividends credited to your account, the account will ultimately be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call 1-855-NUANCE3
(1-855-682-6233) for additional information regarding the SWP.
The Funds’ Right to Redeem an Account.  Each Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $2,500, other than as a result of a decline in the NAV of a Fund.  The Fund will provide a shareholder with written notice 30 days prior to redeeming the shareholder’s account.
Redemption-in-Kind.  Each Fund generally pays redemption proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), a Fund may pay all or part of a shareholder’s redemption proceeds in portfolio securities with a market value equal to the redemption price (redemption-in-kind).
Specifically, if the amount you are redeeming from a Fund during any 90-day period is in excess of the lesser of $250,000 or 1% of the Fund’s net assets, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds this threshold in securities instead of cash.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and you may incur a taxable
30
capital gain or loss as a result of the distribution.  In addition, you will bear any market risks associated with such securities until they are converted into cash.
Cancellations and Modifications.  The Funds will not accept a request to cancel or modify a written transaction once processing has begun.  Please exercise care when placing a transaction request.

How to Exchange Fund Shares
You may exchange all or a portion of your investment from a Fund to the other funds in the Trust that the Adviser manages within the same share class.  Be sure to confirm with the Transfer Agent that the fund into which you exchange is available for sale in your state.  Not all funds available for exchange may be available for purchase in your state.  Any new account established through an exchange will be subject to the minimum investment requirements described above under “How to Purchase Fund
Shares,” unless the account qualifies for a waiver of the initial investment requirement.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged, including applicable sales charges.  An exchange is considered to be a redemption of shares for federal income tax purposes on which you may realize a taxable capital gain or loss.  The exchange privilege is not available for Z
Class shares.
You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number).  There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges (See “Tools to Combat Frequent Transactions”).
Exchanges by Mail.  To exchange Fund shares by mail, simply complete a written request and mail it to the Funds:

Regular Mail	Overnight or Express Mail
[Name of the Fund(s)]	[Name of the Fund(s)]
c/o U.S. Bank Global Fund Services	c/o U.S. Bank Global Fund Services
P.O. Box 219252	801 Pennsylvania Avenue, Suite 219252
Kansas City, MO 64121-9252	Kansas City, MO 64105-1307
The written request must contain the following information:
•Your account number;
•The names of each Fund and Share Class you are exchanging;
•The dollar amount or number of shares you want to sell (and exchange); and
•A completed Account Application for the other funds in the Trust that the Adviser manages into which you want to exchange, if you desire different account privileges than those currently associated with your current Fund account.
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, a deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund
Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds. Receipt of purchase orders, redemption or exchange request is determined as of the time the order is received at the Transfer Agent’s offices.
Exchanges by Telephone.  If you accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with the
Funds, you may exchange your Fund shares by telephone at 1-855-NUANCE3 (1-855-682-6233).
During periods of high market activity, shareholders may encounter higher than usual call waiting
31
times.  Please allow sufficient time to place your telephone transaction.  The Funds are not responsible for delays due to communications or transmission outages or failure.
Note:  Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting that you correctly state:
•Your Fund account number(s);
•The name in which your account is registered; and/or
•The social security or taxpayer identification number under which the account is registered.

Dividends and Distributions
Each Fund will make distributions, if any, of net investment income quarterly.  Each Fund will also distribute net capital gains, if any, at least annually, typically during the month of December.  The
Funds may make additional distributions if deemed to be desirable at other times during the year.
All distributions will be reinvested in Fund shares unless you choose one of the following options:
(1) receive distributions of net capital gains in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.
If you wish to change your distribution option, write or call the Transfer Agent in advance of the payment date of the distribution.  However, any such change will be effective only as to distributions for which the record date is five or more calendar days after the Transfer Agent has received your request.
If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, each Fund reserves the right to reinvest the distribution check in your account at such Fund’s then current NAV per share and to reinvest all subsequent distributions.

Class Descriptions
The Concentrated Value Fund offers two different share classes — Investor Class shares and
Institutional Class shares.  The Mid Cap Value Fund offers three different share classes - Investor
Class shares, Institutional Class shares and Z Class shares.  All of the Funds’ share classes are available directly through the Funds’ Transfer Agent, and certain share classes may also be available through select financial intermediaries.  The Investor Class is generally available to retail investors through selected securities dealers and other financial intermediaries, or directly from the Funds.
The Institutional Class is generally limited to institutional investors or certain programs, including the following:
•Investors making purchases through financial intermediaries that aggregate customer accounts to accumulate the minimum initial investment;
•Clients of financial intermediaries that have an agreement in place with Quasar Distributors, LLC, the Funds’ distributor (the “Distributor”) or its affiliates who charge clients an ongoing fee for advisory, investment, consulting, or similar services, or who charge clients transaction fees with respect to their investments in the Funds;
32
•Financial intermediaries with clients of a registered investment adviser (“RIA”) purchasing fund shares in fee-based advisory accounts, through certain broker-dealers utilizing omnibus accounts;
•Individuals and institutional investors, such as financial institutions, corporations, trusts, defined benefit plans, foundations, endowments, estates, and educational, religious, and charitable organizations;
•Institutions and individuals that use trust departments or family/multi-family offices that exercise investment discretion
;
•C
ertain retirement and benefit plans, including pension plans and employer sponsored retirement plans established under Section 403(b) or Section 457, or qualified under Section 401 of the
Internal Revenue Code, as amended, (the “Code”);
•Certain qualified plans under Section 529 of the Code;
•Certain insurance related products that have an agreement in place with the Distributor or its affiliates;
•Certain advisory accounts of the Adviser or its affiliates;
•Trustees and officers of the Trust; directors, officers and employees of the Adviser and its affiliates
(including the spouse, life partner, or minor children under 21 of any such person); any trust or individual retirement account or self-employed retirement plan for the benefit of any such person;
or the estate of any such person; and
•Employee retirement plans sponsored by the Adviser or its affiliates.
At the time you purchase shares of a Fund, you must inform your financial intermediary or the
Transfer Agent of your qualifications to invest in Institutional Class shares.  Institutional Class shares may also be offered through financial intermediaries that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Funds.  As indicated in the table below, the minimum initial investment for Institutional Class shares may be waived or reduced by the Funds at any time.  In addition, the Adviser may accept investment in Institutional
Class shares from purchasers not listed above.
Z Class shares may be purchased directly from the Fund or through fee-based programs of financial intermediaries that have special agreements with the Distributor, through financial intermediaries that have been approved by, and that have special agreements with the Distributor to offer shares to self-
directed investment brokerage accounts that may charge a transaction fee, and through other financial intermediaries approved by the Distributor.  Z Class shares may also be available on brokerage platforms of firms that have agreements with the Distributor to offer such shares solely when acting as an agent for the investor.  An investor transacting in Z Class shares in these programs may be required to pay a commission and/or other forms of compensation to the broker.  Shares of the Mid Cap Value
Fund are available in other share classes that have different fees and expenses.
The following table lists the key features of the Funds’ share classes.

	Investor Class	Institutional Class	Z Class Shares
Minimum Initial Investment	$2,500	$10,000	$2,500
Subsequent Minimum Investment	$100	$100	$100
33

	Investor Class	Institutional Class	Z Class Shares
Waiver/Reduction of Investment Minimums	At the Adviser’s discretion
Although not limited to the list
below, the Adviser may waive or
reduce the initial or subsequent
minimum investment amounts in
any of the following
circumstances:
•Certain retirement, defined
benefit, and pension plans,
and certain qualified tuition
programs;
•Bank or trust companies
investing for their own
accounts or acting in a
fiduciary or similar capacity;
•Institutional clients of the
Adviser;
•Employees, Directors/
Trustees, and Officers
(including the immediate
family members of each) of
the Trust, the Adviser, and
their affiliates; and
•Employee retirement plans
sponsored by, and affiliates
of, the Adviser.
At the Adviser’s discretion.
Front-End Sales Charge (Load)
5.00% or less, with lower sales
charges available for larger
investments. Additionally,
Investor Class shares may be
purchased at NAV by certain
investors. See “Elimination of
Initial Sales Load” below for
additional information.
		None	None
Contingent Deferred Sales Charge	None	None	None
Ongoing Distribution/ Shareholder Service Plan Fees	Shareholder Service Plan fee of up to 0.15% and Distribution (12b-1) fee of 0.25%	Shareholder Service Plan fee of up to 0.15%	None
Annual Expenses	Higher expense ratio than Institutional Class shares and Z Class shares because Investor Class shares pay distribution fees.
Lower expense ratio than Investor
Class shares because Institutional
Class shares do not pay
distribution fees. Higher expense
ratio than Z Class shares because
Z Class shares do not pay
shareholder service plan fees.
Lower expense ratio than Institutional Class shares because Z Class shares do not pay distribution or shareholder service plan fees.
Additionally, Investor Class shares may be eligible to be converted to Institutional Class shares of the same Fund, and in the case of Mid Cap Value Fund, to Z Class shares, provided you meet the requirements for investing in Institutional Class or Z Class shares and subject to other conditions. In addition, Institutional Class shares of the Mid Cap Value Fund may be eligible to be converted to Z
Class shares of the same Fund provided you meet the requirements for investing in Z Class shares. If your shares are converted, the transaction will be based on the respective net asset value of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. Your total value of the initially held shares, however, will equal the total value of the converted shares. Please contact your financial intermediary or the Transfer Agent if you believe you qualify for a conversion of your shares, or for additional information regarding your eligibility for and the tax consequences of any conversion. In addition to the foregoing, consistent with their policies or their agreement with a Fund, financial intermediaries may convert shares of one class of a Fund into another class of the same Fund. Please contact your financial intermediary for information regarding share class conversions.
34
Sales charges and fees vary considerably between each Fund’s classes. You should carefully consider the differences in the fee and sales charge structures as well as the length of time you wish to invest in a Fund before choosing which class to purchase.  Please review the Shareholder Fees table and sales charge schedules of the Funds before investing.  You may also want to consult with a financial adviser to help you determine which class is most appropriate for you.
Investor Class Shares
Sales Charges.  The following sub-sections summarize information you should know regarding sales charges applicable to purchases of Investor Class shares of the Funds.  Sales charge information is not separately posted on the Adviser’s website located at www.nuanceinvestments.com because a copy of this Prospectus containing such information is already available for review, free of charge, on the
Funds’ website. Investor Class shares may be available for purchase by clients of certain financial intermediaries without the application of a front-end sales load as described in Appendix A to this
Prospectus.
Your purchase of Fund shares may be subject to a front-end sales charge (“sales load”). If applicable, a sales load will be deducted from purchases of less than $1 million of Investor Class shares.
The table below shows the percentage sales load that you will pay, which decreases as the amount of your current purchase reaches certain breakpoints. Your sales load is included in the public offering price of your purchase and reduces the net asset value of your resulting investment. As a result, the sales load expressed as a percentage of the net amount invested, or net asset value, is higher than the sales load expressed as a percentage of the public offering price.  You may be eligible, under certain circumstances, to aggregate existing and future investments in the Funds with your current purchase in order to achieve a more favorable sales load on your current purchase (see “Reduced Sales Load”
below). No sales load is imposed on the reinvestment of distributions.

	Sales Load as % of:
Amount of Purchase	Public Offering Price	Net Amount Invested (1)	Dealer Reallowance %
$0 but less than $50,000	5.00%	5.26%	5.00%
$50,000 but less than $100,000	3.75%	3.90%	3.75%
$100,000 but less than $250,000	2.75%	2.83%	2.75%
$250,000 but less than $500,000	2.00%	2.04%	2.00%
$500,000 but less than $1 million	1.50%	1.52%	1.50%
$1 million	0.00%	0.00%	0.00%
(1) Percentages may vary slightly for particular investors as a result of rounding.
The sales load is paid to the broker-dealer of record for the transaction.  The Distributor will receive all sales loads on accounts without a dealer of record.
Reduced Sales Load.  You may qualify for a reduced sales load on purchases of Investor Class shares under rights of accumulation (“ROA”) or a letter of intent (“LOI”).  To receive a sales load reduction, you must, at the time of purchase, inform your financial intermediary or the Transfer Agent (for purchases made directly from the Funds) that you believe you qualify for a reduced sales load. You will also need to provide your financial intermediary or the Transfer Agent with the information necessary to verify your eligibility for a reduced sales load.  Failure to provide such notification may result in you not receiving the sales load reduction to which you are otherwise entitled. The transaction processing procedures maintained by certain financial institutions may restrict the universe of accounts considered for purposes of calculating a reduced sales load under ROA or LOI.  Please contact your financial institution before investing to determine the process used to identify accounts for ROA and
LOI purposes.
35
ROA.  Upon your request, your financial intermediary or the Transfer Agent will determine the applicable reduced sales load under ROA by combining the value of your current Investor Class purchase in the Nuance Concentrated Value Fund or Nuance Mid Cap Value Fund with the collective value of Investor Class shares in the Nuance Concentrated Value Fund and/or Nuance Mid Cap Value
Fund (as of each fund’s current day public offering price) that were purchased previously for accounts
(1) in your name, (2) in the name of your spouse, (3) in the name of you and your spouse, (4) in the name of your child under the age of 21, and (5) sharing the same mailing address (“Accounts”).
You must, at the time of purchase, provide your financial intermediary or the Transfer Agent, with your account number(s) and, if applicable, the account numbers for your spouse, children (provide the children’s ages), or other household members.
The Funds may amend or terminate this right of accumulation at any time.
LOI.  You may also enter into an LOI, which expresses your intent to invest $50,000 or more in the
Funds’ Investor Class shares within the next thirteen months.  Under an LOI, your individual purchases will be assessed the sales load applicable to the amount you intend to invest over the thirteen-month period.  Any shares purchased within 90 days prior to the date you sign the letter of intent may be used as credit toward your commitment, but the reduced sales load will only apply to new purchases made on or after the date you sign your LOI.  Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI.  Shares equal to 5.00% of the amount of the LOI will be held in escrow during the thirteen-month period.  If at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales load and the sales load applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrow shares.  Any remaining escrow shares will be released to you.
If you establish an LOI, you can aggregate your accounts as well as the accounts of your immediate family members.  You will need to submit to your financial intermediary or the Transfer Agent from which you established your LOI (1) written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI and (2) all subsequent purchases.

Elimination of Initial Sales Load.  Certain investors are eligible to purchase or redeem Investor Class shares without a sales load, but Fund shares so purchased may not be resold except to the Funds.  You must notify your financial intermediary or the Transfer Agent from which you make your purchase of your eligibility, in addition to providing appropriate proof of your eligibility. Failure to provide such notification and proof may result in assessment of a sales load. No sales load is assessed on purchases or redemptions made for investment purposes by:
•A qualified retirement plan under Section 401(a) of the Code, a plan operating consistent with
Section 403(b) of the Code, or certain qualified plans offered through a recordkeeping platform (financial intermediaries need to have an agreement in place with respect to such purchases with the Distributor or its affiliates in order for its clients to qualify);
•Any bank, trust company, savings institution, registered investment adviser, financial planner or securities dealer on behalf of an account for which it provides advisory or fiduciary services pursuant to an account management fee (financial intermediaries need to have an agreement in place with respect to such purchases with the Distributor or its affiliates in order for its clients to qualify);
•The Adviser and its affiliates;
36
•Trustees and officers of the Trust; directors, officers and full-time employees of the Adviser and its affiliates; the spouse, life partner, or children under 21 of any such person; any trust or individual retirement account or self-employed retirement plan for the benefit of any such person; or the estate of any such person;
•Shareholders buying through select platforms and fund supermarkets where the broker/dealers, that have an agreement in place with respect to such purchases with the Distributor or its affiliates, customarily sell mutual funds without sales charges (check with your broker/dealer for availability and transaction charges and other fees that may be charged by the broker/dealer sponsoring the fund supermarket);
•Financial intermediaries who have an agreement in place with respect to such purchases with the Distributor or its affiliates to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers; and
•Reinvestment of all or part of the proceeds of redemption of your Investor Class shares into the same Fund and account from which it had been redeemed, if the reinvestment is made within 60 calendar days of the receipt of your redemption request.
Z Class Shares
Sales Charges. The Mid Cap Value Fund does not subject purchases of Z Class shares to a front-end sales charge (“sales load”).  The financial intermediaries that have an agreement with the Distributor to sell Z Class shares may impose a transaction fee and other ongoing fees on shareholders purchasing Z
Class Shares.  An investor transacting in Z Class shares may be required to pay a commission to a broker.  Shares of the Fund are available in other share classes that have different fees and expenses.
Consult a representative of your financial intermediary regarding transaction fees and other ongoing fees that may be imposed by your financial intermediary and waivers of transaction fees that may be available from your financial intermediary.
Rule 12b-1 Distribution Fees and Shareholder Service Plan Fees
The Trust has adopted a Rule 12b-1 plan under which each Fund is authorized to pay to the Distributor or such other entities as approved by the Board, as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee of up to 0.25% of the average daily net assets of the Fund’s Investor Class shares. The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser or its affiliates, for any distribution service or activity designed to retain Fund shareholders.
The Trust has adopted a Shareholder Service Plan under which each Fund may pay a fee of up to
0.15% of the average daily net assets of the Fund’s Investor Class shares and the Institutional Class shares for services provided to the Fund by financial institutions, including the Adviser or its affiliates.
Because the distribution and shareholder service plan fees are paid on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges.

Tools to Combat Frequent Transactions
The Funds are intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt a Fund’s investment program and create additional transaction costs that are borne by all of the Funds’ shareholders.  The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Funds take steps to reduce
37
the frequency and effect of these activities in the Funds.  These steps include, among other things, monitoring trading activity and using fair value pricing.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  Each Fund seeks to exercise judgment in implementing these tools to the best of their abilities in a manner that they believe is consistent with shareholder interests.  Except as noted herein, the
Funds apply all restrictions uniformly in all applicable cases.
Monitoring Trading Practices.  The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, a Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, each Fund seeks to act in a manner that it believes is consistent with the best interests of its shareholders.  The Funds use a variety of techniques to monitor for and detect abusive trading practices.  These techniques may change from time to time as determined by the Funds in their sole discretion.  To minimize harm to the Funds and their shareholders, each Fund reserves the right to reject any purchase order (but not a redemption request), in whole or in part, for any reason and without prior notice.  A Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.
Fair Value Pricing.  Each Fund employs fair value pricing selectively to ensure greater accuracy in its daily NAV and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures that utilize fair value pricing when reliable market quotations are not readily available or when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.  More detailed information regarding fair value pricing can be found in this Prospectus under the heading entitled
“Pricing of Fund Shares.”
Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions each Fund handles, there can be no assurance that a Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since each Fund receives purchase and sale orders through Authorized Intermediaries that use group or omnibus accounts, a Fund cannot always detect frequent trading.  However, the Funds will work with
Authorized Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, each Fund has entered into information sharing agreements with Authorized Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at the Fund’s request, certain information relating to their customers investing in the Fund through non-disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Authorized Intermediaries are contractually required to follow any instructions from a Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Funds’ policies.
However, a Fund cannot guarantee the accuracy of the information provided to it from Authorized
Intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Funds’ ability to monitor and discourage abusive trading practices in non-disclosed and omnibus accounts may be limited.
38

Tax Consequences
Distributions of each Fund’s net investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gains, and net gains from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income.  To the extent that a Fund’s distributions of net investment company taxable income are designated as attributable to “qualified dividend” income, such income may be subject to tax at the reduced rate of federal income tax applicable to non-corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by the shareholder. To the extent a Fund’s distributions of net investment company taxable income are attributable to net short-term capital gains, such distributions will be treated as ordinary dividend income for the purposes of income tax reporting and will not be available to offset a shareholder’s capital losses from other investments.
Distributions of net capital gains (net long-term capital gains less net short-term capital losses) are generally taxable as long-term capital gains (currently at a maximum rate of 20% for individual shareholders in the highest income bracket) regardless of the length of time that a shareholder has owned Fund shares, unless you are a tax-exempt organization or are investing through a tax-
advantaged arrangement such as a 401(k) plan or IRA. Distributions by the Fund that are not paid from its earnings and profits will be treated as a return of capital, which is applied against and will reduce the adjusted tax basis of your shares (but not below zero) and, after such adjusted tax basis is reduced to zero, be treated as a gain from the sale or exchange of shares.
A 3.8% Medicare tax on net investment income (including capital gains and dividends) will also be imposed on individuals, estates and trusts, subject to certain income thresholds.
You will be taxed in the same manner whether you receive your distributions (whether of net investment company taxable income or net capital gains) in cash or reinvest them in additional Fund shares.  Distributions are generally taxable when received.  However, distributions declared in
October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.
Shareholders who sell, or redeem, shares generally will have a capital gain or loss from the sale or redemption.  The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount of reinvested taxable distributions, if any, the amount received from the sale or redemption and how long the shares were held by a shareholder.
Any loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net capital gain received on such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares within 30 days before or after redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly purchased shares.
Shareholders will be advised annually as to the federal tax status of all distributions made by each
Fund for the preceding year.  Distributions by the Funds and gains from the sale of Fund shares may also be subject to state and local taxes.  Additional tax information may be found in the SAI.
This section assumes you are a U.S. shareholder and is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax advisor.
39

Other Fund Policies
Telephone Transactions.  If you accepted telephone transactions on your Account Application or have been authorized to perform telephone transactions by subsequent arrangement in writing with a Fund, you may be responsible for fraudulent telephone orders made to your account as long as the Fund has taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE
(generally, 4:00 p.m. Eastern Time).
During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Fund by telephone, you may also mail the requests to the
Fund at the address listed previously in the “How to Purchase Fund Shares” section.
Telephone trades must be received by or prior to the close of the NYSE (generally 4:00 p.m., Eastern
Time).  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to the close of the NYSE.
Policies of Other Financial Intermediaries.  Financial intermediaries may establish policies that differ from those of the Funds.  For example, the institution may charge transaction fees, set higher minimum investments or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  The sales loads and waiver variations of certain financial intermediaries are described in Appendix A to this Prospectus.  Please contact your financial intermediary for details.
Closing the Funds.  The Board retains the right to close (or partially close) a Fund to new purchases if it is determined to be in the best interest of the Fund’s shareholders.  Based on market and Fund conditions, and in consultation with the Adviser, the Board may decide to close a Fund to new investors, all investors, or certain classes of investors (such as fund supermarkets) at any time.  If a
Fund is closed to new purchases, it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.
Householding.  In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 1-855-NUANCE3 (1-855-682-6233) to request individual copies of these documents.
Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request.  This Householding policy does not apply to account statements.
Lost Shareholders, Inactive Accounts and Unclaimed Property.  It is important that the Funds maintain a correct address for each shareholder. An incorrect address may cause a shareholder’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the shareholder or rightful owner of the account. If a
Fund is unable to locate the shareholder, then the Fund will determine whether the shareholder’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the
“inactivity period” specified in your state’s abandoned property laws.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at 855-824-1355 at least annually to ensure your account remains in active status.
40
If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller.
Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Distribution of Fund Shares

The Distributor
Quasar Distributors, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group,
LLC (dba ACA Group), is located at 190 Middle Street, Suite 301, Portland, ME 04101, and serves as distributor and principal underwriter to the Funds.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Funds are offered on a continuous basis.

Payments to Financial Intermediaries
Except with respect to Z Class shares, a Fund may pay service fees to intermediaries, such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents. Z Class shares are not subject to sub-administration or sub-
transfer agency fees.
The Adviser, out of its own resources and without additional cost to any Fund or its shareholders, may provide additional cash payments to intermediaries who sell shares of the Funds.  These payments and compensation are in addition to service fees paid by the Funds, if any.  Payments are generally made to intermediaries that provide shareholder servicing, marketing support or access to sales meetings, sales representatives and management representatives of the intermediary.  Payments may also be paid to intermediaries for inclusion of a Fund on a sales list, including a preferred or select sales list or in other sales programs.  Compensation may be paid as an expense reimbursement in cases in which the intermediary provides shareholder services to a Fund.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.
41

Financial Highlights
The financial highlights in the following tables are intended to help you understand the financial performance of each Fund’s shares for the fiscal periods indicated.  Certain information reflects financial results for a single Fund share.  The total return in each table represents the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).  The information in the tables below has been derived from the financial statements audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report, which is available upon request or on the Funds’ website at https://www.nuanceinvestments.com/funds.
42

Nuance Concentrated Value Fund Institutional Class
	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$11.42	$12.41	$12.73	$13.50	$16.21
INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.26	0.22	0.17	0.15
Net realized and unrealized gain (loss) on investments (b)	1.36	(0.30)	(0.32)	0.72	(0.47)
Total from investment operations	1.50	(0.04)	(0.10)	0.89	(0.32)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.28)	(0.22)	(0.12)	(0.13)
Net realized gains	—	(0.67)	—	(1.54)	(2.26)
Total distributions	(0.22)	(0.95)	(0.22)	(1.66)	(2.39)
Net asset value, end of year	$12.70	$11.42	$12.41	$12.73	$13.50
Total return	13.71%	-0.74%	-0.74%	7.78%	-2.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$39,385	$106,166	$189,134	$270,694	$406,635
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.19%	1.10%	1.08%	1.06%	1.04%
After expense waiver/recoupment	1.03%	1.03%	1.03%	1.03%	1.03%
Ratio of net investment income (loss) to average net assets	1.13%	1.86%	1.71%	1.22%	0.98%
Portfolio turnover rate	114%	105%	88%	67%	68%
(a)Net investment income per share has been calculated based on average shares outstanding during the year ended 2026.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.
43

Nuance Concentrated Value Fund Investor Class
	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$11.41	$12.41	$12.72	$13.48	$16.18
INVESTMENT OPERATIONS:
Net investment income(a)	0.11	0.21	0.25	0.13	0.14
Net realized and unrealized gain (loss) on investments (b)	1.36	(0.30)	(0.37)	0.73	(0.50)
Total from investment operations	1.47	(0.09)	(0.12)	0.86	(0.36)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.24)	(0.19)	(0.08)	(0.08)
Net realized gains	—	(0.67)	—	(1.54)	(2.26)
Total distributions	(0.19)	(0.91)	(0.19)	(1.62)	(2.34)
Net asset value, end of year	$12.69	$11.41	$12.41	$12.72	$13.48
Total return	12.90%	-1.11%	-0.89%	7.47%	-2.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$3,524	$8,082	$8,804	$15,357	$17,430
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.48%	1.40%	1.37%	1.35%	1.33%
After expense waiver/recoupment	1.28%	1.28%	1.28%	1.28%	1.28%
Ratio of net investment income (loss) to average net assets	0.89%	1.61%	1.46%	0.97%	0.72%
Portfolio turnover rate	114%	105%	88%	67%	68%
(a)Net investment income per share has been calculated based on average shares outstanding during the year ended 2026.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.
44

Nuance Mid Cap Value Fund Institutional Class
	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$11.36	$12.34	$12.71	$13.39	$15.36
INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.42	0.23	0.22	0.16
Net realized and unrealized gain (loss) on investments (b)	1.41	(0.25)	(0.39)	0.35	(0.40)
Total from investment operations	1.58	0.17	(0.16)	0.57	(0.24)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.46)	(0.21)	(0.19)	(0.14)
Net realized gains	—	(0.69)	—	(1.06)	(1.59)
Total distributions	(0.15)	(1.15)	(0.21)	(1.25)	(1.73)
Net asset value, end of year	$12.79	$11.36	$12.34	$12.71	$13.39
Total return	14.01%	1.01%	-1.15%	4.82%	-1.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$231,688	$386,581	$2,066,478	$2,702,381	$3,033,800
Ratio of expenses to average net assets:
Before expense waiver/recoupment	0.95%	0.92%	0.90%	0.89%	0.88%
After expense waiver/recoupment	0.94%	0.92%	0.90%	0.89%	0.88%
Ratio of net investment income (loss) to average net assets	1.35%	2.17%	1.84%	1.72%	1.08%
Portfolio turnover rate	110%	74%	78%	62%	61%
(a)Net investment income per share has been calculated based on average shares outstanding during the year ended 2026.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.
45

Nuance Mid Cap Value Fund Investor Class
	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$11.39	$12.36	$12.73	$13.40	$15.36
INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.33	0.25	0.19	0.13
Net realized and unrealized gain (loss) on investments (b)	1.41	(0.19)	(0.44)	0.35	(0.42)
Total from investment operations	1.55	0.14	(0.19)	0.54	(0.29)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.42)	(0.18)	(0.15)	(0.08)
Net realized gains	—	(0.69)	—	(1.06)	(1.59)
Total distributions	(0.12)	(1.11)	(0.18)	(1.21)	(1.67)
Net asset value, end of year	$12.82	$11.39	$12.36	$12.73	$13.40
Total return	13.69%	0.76%	-1.41%	4.51%	-2.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$18,095	$21,566	$37,319	$68,341	$78,100
Ratio of expenses to average net assets:
Before expense waiver/recoupment	1.25%	1.25%	1.23%	1.22%	1.22%
After expense waiver/recoupment	1.19%	1.18%	1.18%	1.18%	1.18%
Ratio of net investment income (loss) to average net assets	1.11%	1.90%	1.56%	1.43%	0.78%
Portfolio turnover rate	110%	74%	78%	62%	61%
(a)Net investment income per share has been calculated based on average shares outstanding during the year ended 2026.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.
46

Nuance Mid Cap Value Fund Z Class
	Year Ended April 30,
	2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$11.44	$12.41	$12.77	$13.45	$15.42
INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.40	0.25	0.24	0.17
Net realized and unrealized gain (loss) on investments (b)	1.42	(0.21)	(0.39)	0.34	(0.40)
Total from investment operations	1.61	0.19	(0.14)	0.58	(0.23)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.47)	(0.22)	(0.20)	(0.15)
Net realized gains	—	(0.69)	—	(1.06)	(1.59)
Total distributions	(0.16)	(1.16)	(0.22)	(1.26)	(1.74)
Net asset value, end of year	$12.89	$11.44	$12.41	$12.77	$13.45
Total return	14.16%	1.17%	-1.01%	4.87%	-1.62%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$39,685	$132,139	$285,680	$362,396	$395,300
Ratio of expenses to average net assets:
Before expense waiver/recoupment	0.86%	0.85%	0.83%	0.82%	0.82%
After expense waiver/recoupment	0.79%	0.78%	0.78%	0.78%	0.78%
Ratio of net investment income (loss) to average net assets	1.51%	2.30%	1.96%	1.83%	1.19%
Portfolio turnover rate	110%	74%	78%	62%	61%
(a)Net investment income per share has been calculated based on average shares outstanding during the year ended 2026.
(b)Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.
Investment Adviser
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, Missouri 64112
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
875 E Wisconsin Avenue, Suite 210
Milwaukee, Wisconsin 53202
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, D.C. 20004
Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Distributor
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, ME 04101

PRIVACY NOTICE
The Funds collect only relevant information about you that the law allows or requires them to have in order to conduct their business and properly service you.  The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number,
e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).
The Funds do not disclose any non-public personal information about their shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds.  If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds.  All shareholder records will be disposed of in accordance with applicable law. The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and require their third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.
In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, credit union or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.
Appendix A – Financial Intermediary-Specific Sales Charge Waivers and Discounts
Morgan Stanley Wealth Management
Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth
Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Investor Class shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.
•Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored
403(b) plans, profit sharing and money purchase pension plans and defined benefit plans).  For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs,
Simple IRAs, SAR-SEPs or Keogh plans
•Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
•Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
•Shares purchased through a Morgan Stanley self-directed brokerage account
•If Class C (i.e., level-load) shares are offered, such shares that are no longer subject to a contingent deferred sales charge and are converted to Investor Class shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
Raymond James & Associates, Inc., Raymond James Financial Services, Inc. & Raymond James
affiliates (“Raymond James”)
Intermediary-Defined Sales Charge Waiver Policies
The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares.
Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Funds or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Funds or through another intermediary to receive these waivers or discounts.
Effective March 1, 2019, shareholders purchasing Fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Funds’ prospectus or SAI.
Front-end sales load waivers on Investor Class shares available at Raymond James
•Shares purchased in an investment advisory program.
•Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the fund family).
•Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
•Shares purchased from the proceeds of redemptions within the same fund family, provided (1)
the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation
•Breakpoints as described in this prospectus.
•Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.
Nuance Funds
Series of Managed Portfolio Series

FOR MORE INFORMATION
You can find more information about the Funds in the following documents:
Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this
Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.
Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports and Form N-CSR provide additional information about the
Funds’ investments.  The annual reports contain a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the Funds’ prior fiscal period. In
Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
You can obtain a free copy of these documents and the SAI, request other information, such as the
Funds’ financial statements, or make general inquiries about the Funds by calling the Funds (toll-free)
at 1-855-NUANCE3 (1-855-682-6233), by visiting the Funds’ website at https://
www.nuanceinvestments.com/ or by writing to:
Nuance Funds
c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, MO 64121-9252
You can review and copy information, including the Funds’ reports and SAI:
•Free of charge from the SEC’s EDGAR database on the SEC’s Internet website at https://
www.sec.gov; or
•For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act of 1940 file number is 811-22525)

NUANCE CONCENTRATED VALUE FUND
Investor Class (Trading Symbol: NCAVX)
Institutional Class (Trading Symbol: NCVLX)
NUANCE MID CAP VALUE FUND
Investor Class (Trading Symbol: NMAVX)
Institutional Class (Trading Symbol: NMVLX)
Z Class (Trading Symbol: NMVZX)
Statement of Additional Information
August 28, 2026
This Statement of Additional Information (“SAI”) provides general information about the Nuance
Concentrated Value Fund (the “Concentrated Value Fund”) and the Nuance Mid Cap Value Fund (the
“Mid Cap Value Fund”) (each, a “Fund,” and together, the “Funds”), each a series of Managed Portfolio
Series (the “Trust”).  This SAI is not a prospectus and should be read in conjunction with each Fund’s current prospectus dated August 28, 2026 (the “Prospectus”), as supplemented and amended from time to time. In addition, the Funds’ audited financial statements for the fiscal year ended April 30, 2026, are incorporated herein by reference to the Funds’ annual report dated April 30, 2026. To obtain a copy of the
Prospectus, annual reports and/or semi-annual reports, free of charge, please write or call the Funds at the address or toll-free telephone number below, or visit the Funds’ website at http://
www.nuanceinvestments.com/funds.
Nuance Funds
c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, MO 64121-9252
1-855-NUANCE3 (1-855-682-6233)
1
The Trust and the Funds
The Trust is a Delaware statutory trust organized on January 27, 2011, and is registered with the U.S.
Securities and Exchange Commission (“SEC”) as an open-end management investment company.
Each Fund is one series, or mutual fund of the Trust. The Nuance Concentrated Value Fund (the
“Concentrated Value Fund”) offers two classes of shares: Institutional Class shares and Investor Class shares. The Nuance Mid Cap Value Fund (the “Mid Cap Value Fund”) offers three classes of shares:
Institutional Class shares, Investor Class shares and Z Class shares. The Concentrated Value Fund is a non-diversified series. The Mid Cap Value Fund is a diversified series. Each Fund has its own investment objective and policies.
Shares of other series of the Trust are offered in separate prospectuses and SAIs. The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust.
The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the
SEC. Copies of the Trust’s complete Registration Statement may be accessed free of charge at the
SEC’s website at www.sec.gov. As permitted by Delaware law, the Trust’s Board of Trustees (the
“Board”) may create additional classes of the Funds and may create additional series (and classes thereof) of the Trust and offer shares of these series and classes under the Trust at any time without the vote of shareholders.
All shares of a series shall represent an equal proportionate interest in the assets held with respect to that series (subject to the liabilities held with respect to that series and such rights and preferences as may have been established and designated with respect to classes of shares of such series), and each share of a series shall be equal to each other share of that series.
Shares are voted in the aggregate and not by series or class, except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matters affect only the interest of a particular series or class.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.
The Trust does not normally hold annual meetings of shareholders.  Meetings of the shareholders shall be called by any member of the Board upon written request of shareholders holding, in the aggregate, not less than 10% of the shares, such request specifying the purpose or purposes for which such meeting is to be called.
Interests in each Fund are represented by shares of beneficial interest, each with no par value per share.  Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as may be declared by the Board.
The Board has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series without materially changing the proportionate beneficial interest of the shares of that series in the assets belonging to that series or materially affecting the rights of shares of any other series.  In case of the liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series (or class thereof) are borne by that series (or class).  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by, or under the direction of, the Board to all applicable series (and
2
classes thereof) in such manner and on such basis as deemed fair and equitable.  No shareholder is liable to further calls for the payment of any sum of money or assessment whatsoever with respect to the Trust or any series of the Trust without his or her express consent.
All consideration received by the Trust for the issue or sale of a Fund’s shares, together with all assets in which such consideration is invested or reinvested, and all income, earnings, profits and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.
Nuance Investments, LLC (the “Adviser”) serves as the investment adviser for the Funds.
Investment Objective, Policies, Strategies and Associated Risks
The following discussion supplements the description of each Fund’s investment objective, principal investment strategies and principal risks set forth in the Prospectus.  Except for the fundamental investment limitations listed below (see “Fundamental and Non-Fundamental Investment
Limitations”), a Fund’s investment strategies and policies are not fundamental and may be changed by sole action of the Board, without shareholder approval.  While a Fund is permitted to hold securities and engage in various strategies as described hereafter, it is not obligated to do so. The
Funds might not invest in all of these types of securities or use all of these techniques at any one time.
The Funds’ transactions in a particular type of security or use of a particular technique is subject to limitations imposed by the Fund’s investment objective, policies and restrictions described in the
Fund’s Prospectus and/or this SAI, as well as the federal securities laws.
Investment Objective
The investment objective of each Fund is set forth under the “Summary Section” in the Funds’
Prospectuses.
Diversification
The Concentrated Value Fund is non-diversified and the Mid Cap Value Fund is diversified.  A non-
diversified fund is a fund that does not satisfy the definition of a “diversified company” set forth in the 1940 Act.  A “diversified company” means that as to 75% of the Fund’s total assets, excluding cash, government securities and securities of other investment companies, (1) no more than 5% may be invested in the securities of a single issuer, and (2) the Fund may not hold more than 10% of the outstanding voting securities of a single issuer.
Because each Fund intends to qualify as a “regulated investment company” (“RIC”) under Subchapter
M of the Internal Revenue Code of 1986, as amended, (the “Code”), each Fund will limit its investments, excluding cash, cash items (including receivables), U.S. government securities and securities of other regulated investment companies, so that at the close of each quarter of the taxable year, (1) not more than 25% of the Fund’s total assets will be invested in the securities of a single issuer, and (2) with respect to 50% of its total assets, not more than 5% of the Fund’s total assets will be invested in the securities of a single issuer and the Fund will not hold more than 10% of such issuer’s outstanding voting securities.
Because the Concentrated Value Fund may invest a great percentage of its assets in the securities of fewer issuers, the Concentrated Value Fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities.
3
Percentage Limitations
Each Fund’s compliance with its investment policies and limitations will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset.  Accordingly, except with respect to borrowing or illiquid investment, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with the
Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, the Fund will sell such investments as soon as practicable while trying to maximize the return to its shareholders.
Market Volatility
U.S. and international markets have from time-to-time experienced significant volatility.  Certain social, political, economic, environmental and other conditions and events (such as natural disasters and weather-related phenomena generally, epidemics and pandemics, terrorism, conflicts and social unrest) may adversely interrupt the global economy and result in prolonged periods of significant market volatility. During certain volatile periods, the fixed income markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  At times, concerns have spread to domestic and international equity markets.  In some cases, the stock prices of individual companies have been negatively affected even though there may be little or no apparent degradation in the financial conditions or prospects of that company. Continued volatility may have adverse effects on the Funds, and the risks discussed below and in the Prospectus may increase.
Equity Securities
An equity security represents a proportionate share of the ownership of a company.  Its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  The value of equity securities will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, stock markets can be volatile and stock prices can change substantially. Equity securities risk affects the Fund’s net asset value per share (“NAV”), which will fluctuate as the value of the securities it holds changes. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time.
Other factors affect a particular stock’s price, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted. Common stocks and preferred stocks are examples of equity securities.  The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease.
Common Stock
Common stock represents an ownership interest in a company. In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as holders of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.
Preferred Stock
Preferred stock represents an ownership interest in a company, often pays dividends at a specific rate and has a preference over common stocks in dividend payments and liquidation of assets. A preferred
4
stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock its participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer. In addition, preferred stock usually does not have voting rights.
Foreign Investments and Currencies
A Fund may invest in securities of foreign issuers that are not traded in the United States and/or are not U.S. dollar denominated, and purchase and sell foreign currency on a spot basis.  A Fund may also invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”),
European Depositary Receipts (“EDRs”), and foreign securities that are traded on a U.S. exchange.
Investments in ADRs and foreign securities involve certain inherent risks, including the following:
Depositary Receipts.  Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets.  ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities.  GDRs are bank certificates issued in more than one country for shares in a foreign company. The shares are held by a foreign branch of an international bank. GDRs trade as domestic shares but are offered for sale globally through the various bank branches. GDRs are typically used by private markets to raise capital denominated in either U.S. dollars or foreign currencies. EDRs are similar to ADRs and GDRs, except they are typically issued by European banks or trust companies, denominated in foreign currencies and designed for use outside the U.S. securities markets. ADRs and EDRs may be purchased through
“sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.  For purposes of the Funds’ investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent.  Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.
Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of those countries.
Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact global financial markets and the broader
5
economy. Foreign conflicts have caused, and could continue to cause, significant market disruptions and volatility within specific markets and globally. The hostilities and sanctions resulting from those hostilities have, and could continue to have, a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters.
Currency Fluctuations.  A Fund may invest in securities denominated in foreign currencies.
Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund’s assets denominated in that currency.  Such changes will also affect the Fund’s income.  The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.
Market Characteristics.  The Adviser expects that many foreign securities in which a Fund may invest will be purchased in over-the-counter (“OTC”) markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market.  Foreign exchanges and markets may be more volatile than those in the United
States.  While growing in volume, they usually have substantially less volume than U.S. markets, and a Fund’s investments in foreign securities may be less liquid and more volatile than investments in
U.S. securities.  Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States.
Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.
Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, non-uniform accounting standards and less financial information available from issuers, than is available in the United States. It may be more difficult to obtain and enforce a judgment against a foreign issuer.  Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the
United States or in other foreign countries.  The laws of some foreign countries may limit the Fund’s ability to invest in securities of certain issuers located in those foreign countries.  Foreign companies may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S. companies.
Taxes.  The interest and dividends payable on certain of a Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders. Foreign issuers may not be subject to auditing and financial reporting standards and requirements comparable to those which apply to U.S. companies.
Costs.  To the extent that a Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, because related brokerage costs and the cost of maintaining the custody of foreign securities may be higher.
Additional Risks of Emerging Markets.  In addition, a Fund may invest in foreign securities of companies that are located in developing or emerging markets.  Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets, such as increased risk of social, political and economic instability.  Emerging market countries typically have smaller securities markets than developed countries and therefore less
6
liquidity and greater price volatility than more developed markets.  Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor governmental and/or judicial infrastructures relating to private or foreign investment or to judicial redress for injury to private property, the lack of capital base to expand business operations, foreign taxation and the inexperience of financial intermediaries, custodians and transfer agents.  Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation, the mechanics of repatriation may delay or impede a Fund’s ability to obtain possession of its assets.  As a result, there may be an increased risk or price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.
Real Estate Securities
The real estate securities in which the Funds may invest consist of securities issued by Real Estate
Investment Trusts (“REITs”) and Real Estate Operating Companies (“REOCs”) that are listed on a securities exchange or traded OTC. A REIT is a corporation or trust that invests in fee or leasehold ownership of real estate, or mortgages or shares issued by other REITs, and that receives favorable tax treatment provided it meets certain conditions. REITs may be characterized as equity REITs (i.e.,
REITs that primarily invest in fee ownership and leasehold ownership of land), mortgage REITs (i.e.,
REITs that primarily invest in mortgages on real estate and other real estate debt) or hybrid REITs which invest in both fee and leasehold ownership of land and mortgages. A REIT that meets the applicable requirements of the Code may deduct dividends paid to shareholders, effectively eliminating any corporate level federal tax. As a result, REITs are able to distribute a larger portion of their earnings to investors than other corporate entities subject to the federal corporate tax. There is the risk that a REIT held by a Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through a Fund, in addition to bearing a proportionate share of the expenses of the Fund, investors will also indirectly bear similar expenses of the REITs in which the Fund invests. A REOC is typically structured as a “C” corporation under the tax code and is not required to distribute any portion of its income. A REOC, therefore, does not receive the same favorable tax treatment that is accorded a REIT. In addition, the value of a Fund’s securities issued by
REOCs may be adversely affected by income streams derived from businesses other than real estate ownership.
Fixed-Income Securities
Each Fund may invest in a wide range of fixed-income securities, which may include obligations of any rating or maturity.  A Fund may invest in investment grade debt securities and below investment grade debt securities (commonly known as “junk bonds” or “high yield bonds”).  Investment grade debt securities are those rated BBB- or better by Standard & Poor’s Rating Service, Inc. (“S&P”) or
Baa3 or better by Moody’s Investors Service, Inc. (“Moody’s”), each of which are considered a nationally recognized statistical rating organization (“NRSRO”), or an equivalent rating by another
NRSRO.  Securities rated BBB- by S&P are considered investment grade, but Moody’s considers securities rated Baa3 to have speculative characteristics.  A Fund will not invest in securities that are rated below D by S&P or Moody’s.  A Fund may hold a debt security rated below D if a downgrade occurs after the security has been purchased.  A Fund may also invest in unrated debt securities that the Adviser believes are of comparable quality to the rated securities which the Funds may purchase.
Debt securities carry credit risk, interest rate risk and prepayment risk.  Credit risk is the risk that a
Fund could lose money if the issuer of a debt security is unable to pay interest or repay principal when it is due.  Some debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt
7
securities.  The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities.
Interest rate risk is the risk that the value of certain debt securities will tend to fall when interest rates rise.  In general, debt securities with longer terms tend to fall more in value when interest rates rise than debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing a Fund to invest in securities with lower interest rates.
Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.
Junk Bonds.  Junk bonds generally offer a higher current yield than that available for investment grade issues.  However, below investment grade debt securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.  At times in recent years, the prices of many below investment grade debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties.  As a result, the yields on below investment grade debt securities rose dramatically, reflecting the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default.  There can be no assurance that such price declines will not recur.  The market for below investment grade debt issues generally is thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of below investment grade debt securities, especially in a thinly traded market.  Changes by recognized rating services in their rating of a debt security may affect the value of these investments.  A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase.  However, the
Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund’s investment objective.
Variable and Floating Rate Securities.  Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations.  The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the base rate.  The base rate usually is a benchmark that “floats” or changes to reflect current interest rates, such as the prime rate offered by one or more major U.S. banks. The applicable benchmark is defined by the terms of an obligation and will remain the same for the life of such obligation. If the benchmark interest rate on a floating rate security changes, the rate payable will, in turn, change at the next scheduled adjustment date.
8
Corporate Debt Securities.  Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status.
Commercial paper has the shortest term and is usually unsecured.
The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry fixed, variable, or floating rates of interest.
Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment grade may have a modest return on principal, but carries relatively limited risk.
On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.
Exchange-Traded Notes.  Each Fund may invest in Exchange-Traded Notes (“ETNs”).  An ETN is a type of unsecured, unsubordinated debt security that differs from other types of bonds and notes because ETN returns are typically based upon the performance of a market index.  ETNs are publicly traded on a U.S. securities exchange.  An ETN incurs certain expenses not incurred by its applicable index, and an investment in an ETN will bear its proportionate share of any fees and expenses borne by the ETN. The market value of an ETN share may differ from its NAV; the share may trade at a premium or discount to its NAV, which may be due to, among other things, differences in the supply and demand in the market for the share.  Although an ETN is a debt security, it is unlike a typical bond, in that there are no periodic interest payments and principal is not protected.  ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged.
Convertible Securities. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock or other equity security at the option of the holder during a specified period.  Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable”
bonds and warrants or a combination of the features of several of these securities.  The investment characteristics of convertible securities vary widely, which allows them to be employed for a variety of investment strategies.  A Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common stock or other equity security will assist the Fund in achieving its investment objectives.  A Fund may also elect to hold or trade convertible securities.  In selecting convertible securities, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.
Contingent Convertible Securities. Contingent convertible securities (“CoCos”) are a form of hybrid debt security that are intended to either convert into equity or have their principal written down upon
9
the occurrence of certain “triggers.” The triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution’s continued viability as a going concern. CoCos’ unique equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. Some additional risks associated with
CoCos include, but are not limited to:
•Loss absorption risk. CoCos have fully discretionary coupons. This means coupons can potentially be cancelled at the banking institution’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses.
•Subordinated instruments. CoCos will, in the majority of circumstances, be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. Accordingly, in the event of liquidation, dissolution or winding-up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos, such as the Fund, against the issuer in respect of or arising under the terms of the CoCos shall generally rank junior to the claims of all holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities following a conversion event (i.e., a “trigger”), each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument.
•Market value will fluctuate based on unpredictable factors. The value of CoCos is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii)
supply and demand for the CoCos; (iii) general market conditions and available liquidity; and
(iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.
Asset-Backed Securities. Asset-backed securities represent an interest in a pool of assets such as car loans and credit card receivables.  Almost any type of fixed income assets (including other fixed income securities) may be used to create an asset-backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. Asset-backed securities may have a higher level of default and lower recoveries than mortgage-backed securities.
Asset-backed securities may take the form of commercial paper or notes, in addition to pass-through certificates or asset-backed bonds.
Mortgage-Backed Securities. Mortgage-Backed Securities generally represent interests in pools of mortgages on residential or commercial property. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.  Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a “pass-through certificate.” Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.
Mortgage-backed securities tend to pay higher yields to compensate for prepayment risk.
Collateralized mortgage obligations (“CMOs”) are complicated instruments that allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and market risks for each CMO class.
In addition, CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying
10
mortgages generate less interest payments. However, IOs’ prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk.
Residential mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on residential real property.  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of the mortgages underlying residential mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of residential mortgage-backed securities with lower yields. As a result, increases in prepayments of residential mortgage-backed securities purchased at a premium, or decreases in prepayments of residential mortgage-backed securities purchased at a discount, may reduce their yield and price.
This relationship between interest rates and mortgage prepayments makes the price of residential mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks.
Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. In addition to prepayment and extension risk, commercial mortgage-backed securities also reflect the risks of investing in the real estate securing the underlying mortgage loans including, the effects of local and other economic conditions on real estate markets, the ability of the property owner to make loan payments, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. Commercial mortgage-
backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-
or asset-backed securities.
Municipal Securities.  Municipal Securities are fixed income securities issued by states, counties, cities and other political subdivisions and authorities. Although most municipal securities are exempt from federal income tax, municipalities also may issue taxable securities. Tax-exempt securities are generally classified by their source of payment.
Zero-Coupon Securities.  Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality.  If the issuer defaults, the holder may not receive any return on its investment.  Because zero-coupon securities bear no interest, their price fluctuates more than other types of bonds.  Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis.  When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return.  An investment in zero-coupon may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.
Unrated Debt Securities.  Each Fund may also invest in unrated debt securities.  Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market.  Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds.  The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.
11
Inflation-Indexed Securities. Inflation-indexed securities are debt securities, the principal value of which is periodically adjusted to reflect the rate of inflation as indicated by the Consumer Price Index for all Urban Consumers before seasonal adjustment (“CPI”). Inflation-indexed securities may be issued by the U.S. government, by agencies and instrumentalities of the U.S. government, and corporations. The U.S. Treasury issues Treasury inflation-protected securities (“TIPS”) and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.
The periodic adjustment of U.S. inflation-indexed securities is tied to the CPI, which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. There can be no assurance that the CPI will accurately measure the real rate of inflation in the prices of goods and services.
Inflation, which is a general rise in prices of goods and services, erodes the purchasing power of an investor’s portfolio. For example, if an investment provides a “nominal” total return of 5% in a given year and inflation is 2% during that period, the inflation-adjusted, or real, return is 3%. Inflation, as measured by the CPI, has occurred in almost each of the past 50 years, so investors should be conscious of both the nominal and real returns of their investments.  Although inflation-indexed securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise because of reasons other than inflation
(for example, because of changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
If the periodic adjustment rate measuring inflation (i.e., the CPI) falls, the principal value of inflation-
indexed securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the inflation-indexed securities is not guaranteed, and will fluctuate. Other inflation-indexed securities include inflation-
related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
The value of inflation-indexed securities should change in response to changes in real interest rates.
Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities.
Coupon payments that a Fund receives from inflation-indexed securities are included in the Fund’s gross income for the period during which they accrue. Any increase in principal for an inflation-
indexed security resulting from inflation adjustments is considered by Internal Revenue Service
(“IRS”) regulations to be taxable income in the year it occurs. For direct holders of an inflation-
indexed security, this means that taxes must be paid on principal adjustments, even though these amounts are not received until the bond matures. By contrast, a Fund holding these securities distributes both interest income and the income attributable to principal adjustments each quarter in
12
the form of cash or reinvested shares (which, like principal adjustments, are taxable to shareholders).
It may be necessary for a Fund to liquidate portfolio positions, including when it is not advantageous to do so, in order to make required distributions.
U.S. Government Obligations
Each Fund may invest in U.S. government obligations.  U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.  Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis.  U.S. government obligations include securities issued or guaranteed by government-sponsored enterprises.
Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities, including government-sponsored enterprises, where it is not obligated to do so (see “Agency Obligations,” below).  In addition, U.S.
government obligations are subject to fluctuations in market value due to fluctuations in market interest rates.  As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease.  Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.
Agency Obligations
Each Fund may invest in agency obligations, such as the Export-Import Bank of the United States,
Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration,
Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal
Land Banks, Federal Housing Administration, Government National Mortgage Association,
commonly known as “Ginnie Mae,” Federal National Mortgage Association (“FNMA”), commonly known as “Fannie Mae,” Federal Home Loan Mortgage Corporation (“FHLMC”), commonly known as “Freddie Mac,” and the Student Loan Marketing Association (“SLMA”), commonly known as
“Sallie Mae.”  Some, such as those of the Export-Import Bank of the United States, are supported only by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA and
FHLMC, are supported by only the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the SLMA, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities because they are not obligated by law to do so.  As a result, there is a risk that these entities will default on a financial obligation.  For instance, in
September 2008, at the direction of the U.S. Treasury, FNMA and FHLMC were placed into conservatorship under the Federal Housing Finance Agency, a newly created independent regulator.
Warrants and Rights
The Funds may purchase, or receive as a distribution from other investments, warrants and rights, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock.  The principal difference between warrants and rights is their term-rights typically expire within weeks while warrants have longer durations.  Neither rights nor warrants have voting rights or pay dividends.  The market price
13
of warrants is usually significantly less than the current price of the underlying stock.  Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.
When-Issued Securities
When-issued securities transactions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date, and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates or market action.  Typically, no income accrues to the purchaser of a security on a when-issued basis prior to delivery.  Such securities are recorded as an asset and its value may fluctuate.
Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery.  A Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities within 35 days of the trade date.
Initial Public Offerings
The Funds may invest in securities offered by companies in initial public offerings (“IPOs”). IPOs involve companies that have no public operating history and therefore entail more risk than established public companies. Because IPO shares frequently are volatile in price, each Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs.  By selling IPO shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Companies that offer securities in IPOs typically have small market capitalizations and therefore their securities may be more volatile and less liquid than those issued by larger companies.
Certain companies offering securities in an IPO may have limited operating experience and, as a result, face a greater risk of business failure.
Master Limited Partnerships
Each Fund may invest in publicly traded master limited partnerships (“MLPs”) that are registered under the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”), and listed on a major United States stock exchange, if the issuer meets the Fund’s investment criteria. MLPs are businesses organized as limited partnerships which trade their proportionate shares of the partnership
(units) on a public exchange. MLPs often own or own interests in properties or business that are related to oil and gas industries, including pipelines, although MLPs may invest in other types of investments, including credit-related investments. MLPs are required to pay out most or all of their cash flow in distributions. This pass through creates passive income or losses, along with dividend and investment income. The MLPs the Funds may purchase are comprised of a general partner (the
“GP”) and multiple limited partners (the “LP Holders”). The GP is responsible for the operations and the maintenance of the partnership’s businesses, while the LP Holders assume economic risk up to their level of investment. Typically, the GP has a 1% to 2% investment in the MLP, but can extract a higher percentage of the partnership’s profits as the MLP’s distributions increase. This serves as an incentive to the GP to grow the partnership’s distributions. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments.
Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  As an income vehicle, the unit price can be influenced by general interest rate trends independent of specific underlying fundamentals.  In addition, most MLPs are fairly leveraged and typically carry a portion of a
14
“floating” rate debt.  As such, a significant upward swing in interest rates would also drive interest expense higher.  Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.
The manner and extent of a Fund’s investments in MLPs may be limited by its intention to qualify as a RIC under the Code, and any such investments by the Fund may adversely affect the ability of the
Fund to so qualify.
Private Placements and Restricted Securities
Each Fund may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions. Private placement securities are not registered under the Securities Act of 1933, as amended (the “Securities Act”), and are subject to restrictions on resale. They are eligible for sale only to certain qualified institutional buyers, like the Funds, and are not sold on a trading market or exchange. While private placement securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value.
Certain of a Fund’s investments may be placed in smaller, less seasoned, issuers that present a greater risk due to limited product lines and/or financial resources. The issuer of privately placed securities may not be subject to the disclosure and other investor protection requirements of a publicly traded issuer. Additionally, a Fund could obtain material non-public information from the issuer of such securities that would restrict the Fund’s ability to conduct transactions in underlying securities.
Privately placed securities can usually only be resold to other qualified institutional buyers, or in a private transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.  A Fund may incur more cost in the disposition of such securities because of the time and legal expense required to negotiate a private placement.  Because of the limited market, a Fund may find it difficult to sell the securities when it finds it advisable to do so and, to the extent such securities are sold in private negotiations, they may be sold for less than the price for which they were purchased or less than their fair market value.
Privately placed securities cannot be resold to the public unless they have been registered under the
Securities Act or pursuant to an exemption, such as Rule 144A. A Fund may purchase Rule 144A securities subject to the limitation on investments in illiquid investments described in the “Illiquid
Investments” section below. A Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”). The liquidity of Rule 144A securities and 4(2) Paper will be determined in accordance with Rule 22e-4 under the
1940 Act.
Lending Portfolio Securities
To generate additional income or to earn credits that offset expenses, each Fund may lend its portfolio securities to unaffiliated broker/dealers, financial institutions or other institutional investors. The SEC currently requires that the following conditions must be met whenever a Fund’s portfolio securities are loaned: (1) the Fund must receive at least 102% collateral for domestic securities and 105% cash collateral for foreign securities from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in
15
connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs; and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans. These conditions may be subject to future modification. Such loans will be terminable at any time upon specified notice.
A Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund. In addition, a Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. As part of participating in a lending program, a Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal. In addition, all investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, a Fund will have to cover the loss when repaying the collateral.
The Board appoints agents to be responsible for monitoring the creditworthiness of borrowers. To the extent a Fund is participating in securities lending, on a quarterly basis, the Board reviews a report regarding the Fund’s loans. Such report includes, among other things, the identity and value of all securities comprising each loan, the length of time that the loan has been outstanding, the amount earned by the Fund, the amount of fees paid in connection with the loan and the ratio of the value of the collateral to the value of the loan.
Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Any securities that a Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.
The Funds participate in a securities lending arrangement where each Fund lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income, or to earn credits that offset expenses, and increase the rate of return of its portfolio. U.S. Bancorp Asset Management, Inc. serves as each Fund’s securities lending agent. For the most recent fiscal year ended April 30, 2026, the Funds’ did not have any securities lending activities.
Cash Investments
Each Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments (“Cash Investments”) for (i) temporary defensive purposes in response to adverse market, economic, or political conditions and (ii) retaining flexibility in meeting redemptions, paying expenses, and identifying and assessing investment opportunities.  Cash Investments include shares of other mutual funds, certificates of deposit, bankers’ acceptances, time deposits, savings association obligations, commercial paper, short-term notes (including discount notes) and other obligations.
16
A Fund may hold a substantial position in Cash Investments for long periods of time, which may result in the Fund not achieving its investment objective.  If the market advances during periods when the Fund is holding a large Cash Investment, the Fund may not participate to the extent it would have if the Fund had been more fully invested.  To the extent that a Fund uses a money market fund for its
Cash Investments, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.
Cash Investments are subject to credit risk and interest rate risk, although to a lesser extent than longer-term debt securities due to their short-term, significant liquidity, and the high credit quality typically associated with such securities.
The Funds may invest in any of the following Cash Investments:
Money Market Mutual Funds.  Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including U.S. government obligations, bank obligations and high-grade corporate instruments.  These investments generally mature within 397 calendar days from the date of acquisition.  An investment in a money market mutual fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
To the extent that a Fund invests in money market mutual funds, your cost of investing in the Fund will generally be higher because you will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Fund’s direct fees and expenses.  Furthermore, investing in money market mutual funds could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.
Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  Each Fund may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by a Fund will be dollar-
denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.
In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under the investment objective and policies stated above and in the Prospectus, a Fund may make interest-bearing time deposits or other interest-bearing deposits in commercial or savings banks.
Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.
Savings Association Obligations.  The Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than
$100 million if the principal amount of such obligations is fully insured by the U.S. government.
17
Commercial Paper, Short-Term Notes and Other Corporate Obligations.  Each Fund may invest a portion of its assets in commercial paper, short-term notes, and other corporate obligations.
Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.
Commercial paper and short-term notes will consist of issues rated at the time of purchase “A‑2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another NRSRO or, if unrated, determined by the Adviser to be of comparable quality.
Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, a Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “A” or higher by S&P or “A” or higher by
Moody’s, similarly rated by another NRSRO or, if unrated, determined by the Adviser to be of comparable quality.
Investment Companies
Each Fund may invest in other investment companies to the extent permitted by the 1940 Act. Each
Fund generally may purchase or redeem, without limitation, shares of any affiliated or unaffiliated money market funds, including unregistered money market funds, so long as the Fund does not pay a sales load or service fee in connection with the purchase, sale, or redemption, or if such fees are paid, the Fund’s investment adviser waives its management fee in an amount necessary to offset the amounts paid.  With respect to other investments in investment companies, the 1940 Act generally limits each Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.
Investments by a Fund in other investment companies will be subject to the limitations of the 1940
Act (including limitations on sales charges), and the rules and regulations thereunder. By investing in securities of an investment company, a Fund’s shareholders will indirectly bear the fees and expenses of that underlying fund in addition to the Fund’s own fees and expenses.
In October 2020, the SEC adopted regulatory changes related to the ability of an investment company to invest in other investment companies in excess of specified statutory limits. These changes include, among other things, amendments to Rule 12d1-1, the rescission of Rule 12d1-2, the adoption of new
Rule 12d1-4, and the rescission of certain exemptive relief issued by the SEC permitting certain fund of funds arrangements. Rule 12d1-4, which became effective on January 19, 2021, permits the Fund to invest in other investment companies, including money market funds, beyond the statutory limits, subject to certain conditions. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters was effective on January 19, 2022. Following this effectiveness, an investment company is no longer able to rely on these exemptive orders and no-action letters, and is subject instead to Rule 12d1-4 and other applicable rules under Section 12(d)(1).
Closed-End Funds.  Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or OTC. The risks of investment in closed-end funds typically reflect the risk of the types of securities in which the Funds invest. Investments in closed-
18
end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. Closed-end funds come in many varieties and can have different investment objectives, strategies and investment portfolios. They also can be subject to different risks, volatility and fees and expenses. Although closed-end funds are generally listed and traded on an exchange, the degree of liquidity, or ability to be bought and sold, will vary significantly from one closed-end fund to another based on various factors including, but not limited to, demand in the marketplace. When a
Fund invests in shares of a closed-end fund, shareholders of the Fund bear their proportionate share of the closed-end fund’s fees and expenses, as well as their share of the Fund’s fees and expenses.
Open-End Mutual Funds. Open-end mutual funds are investment companies that issue new shares continuously and redeem shares daily. The risks of investment of open-end mutual funds typically reflect securities in which the Funds invest. The NAV per share of an open-end fund will fluctuate daily depending upon the performance of the securities held by the fund. Each open-end fund may have a different investment objective and strategy and different investment portfolio. Different funds may also be subject to different risks, volatility and fees and expenses. When a Fund invests in shares of an open-end fund, shareholders of the Fund bear their proportionate share of the open-end funds’
fees and expenses, as well as their share of the Fund’s fees and expenses.
Exchange-Traded Funds. Exchange-Traded Funds (“ETFs”) are typically open-end investment companies that are bought and sold on a national securities exchange.  When a Fund invests in an
ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying securities it holds.  Many ETFs seek to replicate a specific benchmark index.  However, an ETF may not fully replicate the performance of its benchmark index for many reasons, including because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held.  Some ETFs are actively managed and instead of replicating, they seek to outperform a particular index or basket or price of a commodity or currency. In addition, shares of an ETF may trade at a market price that is higher or lower than their NAV and an active trading market in such shares may not develop or continue.  Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities it holds.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.
If a Fund invests in shares of an ETF, shareholders will indirectly bear fees and expenses charged by the underlying ETF in which the Fund invests in addition to the Fund’s direct fees and expenses.  The
Fund also will incur brokerage costs when it purchases ETFs.  Furthermore, investments in other
ETFs could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund
.
I
lliquid Investments
Each Fund may purchase illiquid investments, which may include securities that are not readily marketable and securities that are not registered under the Securities Act. The Funds may not acquire any illiquid investments if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. The term “illiquid investments” for this purpose means any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of Rule 22e-4 under the
1940 Act. The Funds may not be able to sell illiquid investments when the Adviser considers it
19
desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid.  In addition, the sale of illiquid investments also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of investments that are more liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investments in illiquid investments may have an adverse impact on NAV.
Institutional markets for restricted securities have developed as a result of the promulgation of Rule
144A under the Securities Act, which provides a safe harbor from Securities Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and otherwise meet selection criteria, the Fund may make such investments. Whether or not such investments are illiquid depends on the market that exists for the particular investment. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. An investment which when purchased enjoyed a fair degree of marketability may subsequently become illiquid. In such event, appropriate remedies are considered to minimize the effect on the Fund’s liquidity.
Repurchase Agreements
Each Fund may enter into repurchase agreements.  Under such agreements, a Fund agrees to purchase
U.S. government obligations from a counterparty and the counterparty agrees to repurchase the securities at a mutually agreed upon time and price.  The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase.  In either case, the income to the Fund is unrelated to the interest rate on the security itself.  Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration.  A Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities.  A
Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of the Fund’s net assets would be invested in illiquid investments including such repurchase agreements.  To the extent necessary to facilitate compliance with Section
12(d)(3) of the 1940 Act and Rule 12d3-1 promulgated thereunder, each Fund will ensure that repurchase agreements will be collateralized fully to the extent required by Rule 5b-3.
For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the U.S. government obligations that are subject to the repurchase agreement.  It is not clear whether a court would consider the U.S. government obligations to be acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. government obligations before its repurchase under a repurchase agreement, a
Fund could encounter delays and incur costs before being able to sell the underlying U.S. government obligations.  Delays may involve loss of interest or a decline in price of the U.S. government obligations.  If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. government obligations, the Fund may be required to return the securities to the seller’s estate and be treated as an unsecured creditor of the seller.  As an unsecured creditor, the
Fund would be at the risk of losing some or all of the principal and income involved in the transaction.  As with any unsecured debt instrument purchased for a Fund, the Adviser seeks to
20
minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. government security.
Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the U.S. government obligations.  However, each Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to the Adviser, the market value of which is equal to at least 100% of the repurchase price, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian.  If the market value of the U.S. government obligations subject to the repurchase agreement become less than the repurchase price (including interest), a Fund will direct the seller of the U.S. government obligations to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that a Fund could be unsuccessful in seeking to enforce on the seller a contractual obligation to deliver additional securities.
Borrowing
Each Fund may borrow money in amounts of up to one-third of its total assets (including the amount borrowed) from banks for investment purposes.  In addition, each Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions.  The use of borrowing by a Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of a Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the NAV per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds.  In addition, interest costs on borrowings, which are paid by the Funds, may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.
Cybersecurity Risk
The Funds, like all companies, may be susceptible to operational and information security risks.
Cybersecurity failures or breaches of the Funds or their service providers or the issuers of securities in which the Funds invest have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Funds and their shareholders could be negatively impacted as a result of such cybersecurity failures or breaches.
Fundamental and Non-Fundamental Investment Limitations
The Trust (on behalf of each Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable “vote of the holders of a majority of the outstanding voting securities” of a Fund, as defined under the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented; or (ii) more than 50% of the outstanding shares of the Fund.
21
The Funds may not:
1.Issue senior securities, borrow money or pledge their assets, except that (i) a Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings); and (ii) this restriction shall not prohibit a Fund from engaging in options transactions, reverse repurchase agreements, purchasing securities on a when-issued, delayed delivery, or forward delivery basis, or short sales in accordance with its objectives and strategies;
2.Underwrite the securities of other issuers (except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where the Fund may be considered to be an underwriter under the Securities Act);
3.Purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although a Fund may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate);
4.Purchase or sell physical commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities;
5.Make loans of money (except for the lending of a Fund’s portfolio securities, repurchase agreements and purchases of debt securities consistent with the investment policies of the
Fund); or
6.Invest in the securities of any one industry or group of industries if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of such industry or group of industries, except that the foregoing does not apply to securities issued or guaranteed by the
U.S. government, its agencies or instrumentalities.
In addition, the Mid Cap Value Fund may not:
With respect to 75% of the Mid Cap Value Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or, to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, securities of other investment companies) if, as a result, (1) more than 5% of the Mid Cap Value Fund’s total assets would be invested in the securities of that issuer; or (2) the Mid Cap Value Fund would hold more than 10% of the outstanding voting securities of that issuer.
Except with respect to borrowing and investments in illiquid investments, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by a
Fund will not be considered a violation. With respect to borrowing, if at any time a Fund’s borrowings exceed one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings), such borrowings will be reduced within three days (not including Sundays and holidays) or such longer period as may be permitted by the 1940 Act, to the extent necessary to
22
comply with the one-third limitation. If at any time a Fund’s illiquid investments are greater than 15%
of its net assets, the Fund will determine how to remediate the excess illiquid investments in accordance with the 1940 Act and the Fund’s policies and procedures.
Management of the Funds
Board of Trustees
The management and affairs of the Funds are supervised by the Board.  The Board consists of three individuals.  The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard.  The Board establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds.
The Role of the Board of Trustees
The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust and its individual series, such as the Adviser; Quasar
Distributors, LLC, the Funds’ principal underwriter (the “Distributor”); U.S. Bancorp Fund Services,
LLC, doing business as U.S. Bank Global Fund Services, the Funds’ administrator (the
“Administrator”) and transfer agent (the “Transfer Agent”); and U.S. Bank, N.A., the Funds’
Custodian, each of whom are discussed in greater detail in this SAI. The Board approves all significant agreements between the Trust and its service providers, including the agreements with the
Adviser, Distributor, Administrator, Custodian and Transfer Agent.  The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.
The Board has appointed a Chief Compliance Officer (“CCO”) who reports directly to the Board and who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters, including an annual compliance review.  Some of these reports are provided as part of formal
“Board Meetings,” which are held four times per year, in person, and such other times as the Board determines is necessary, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal Board Meetings to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.
Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  The Board is comprised of three Trustees that are not considered to be “interested persons” of the Funds, as defined by the 1940 Act (“Independent Trustees”) – Messrs. David A.
Massart, David M. Swanson and Robert J. Kern.  Accordingly, 100% of the members of the Board are Independent Trustees, who are Trustees that are not affiliated with the investment adviser to the
Funds or its affiliates or other service providers to the Funds. Prior to July 6, 2020, Mr. Kern was considered an “interested person” of the Trust as defined in the 1940 Act (“Interested Trustee”). He was considered an Interested Trustee by virtue of the fact that he had served as a board member of
Quasar Distributors, LLC, which acts as principal underwriter to many of the Trust’s underlying funds and had been an Executive Vice President of the Administrator. The Board has established two
23
standing committees, an Audit Committee and a Nominating & Governance Committee. The
Committees are discussed in greater detail under “Board Committees” below. Each of the Audit
Committee and the Nominating & Governance Committee are comprised entirely of Independent
Trustees.  The Independent Trustees have engaged independent counsel to advise them on matters relating to their responsibilities in connection with the Trust, as well as the Funds.
The Independent Trustees have appointed David A. Massart as Chairman. Mr. Massart also serves as lead Independent Trustee with the responsibilities to coordinate activities of the Independent Trustees, act as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, help to set Board meeting agendas, and serve as chair during executive sessions of the
Independent Trustees.
In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the
Independent Trustees on the Nominating & Governance Committee select and nominate all candidates for Independent Trustee positions.  Each Trustee was appointed to serve on the Board because of his experience, qualifications, attributes and skills as set forth in the subsection “Trustee
Qualifications” below.
The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including: the affiliated or unaffiliated nature of each investment adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of each of the Trust’s underlying funds.
The Board has determined that the inclusion of all Independent Trustees as members of the Audit
Committee and the Nominating & Governance Committee allows all such Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes discussed below.  Given the composition of the Board and the function and composition of its various committees as described above, the Trust has determined that the Board’s leadership structure is appropriate.
Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel, including personnel of the Trust’s service providers.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counter-party risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the CCO regularly reports to the Board during Board Meetings and meets in executive session with the Independent Trustees and their legal counsel to discuss compliance and operational risks.  In addition, the Trustees meet with the President, Treasurer and the
Funds’ independent registered public accounting firm to discuss, among other things, the internal control structure of the Funds’ financial reporting function.  The full Board receives reports from the investment advisers to the underlying series as to investment risks.
Trustees and Officers
The Trustees and officers of the Trust are listed below with their addresses, present positions with the
Trust and principal occupations over at least the last five years.
24

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
David A. Massart 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1967	Trustee and Chairman	Indefinite Term; Since April 2011	20	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	Independent Trustee, ETF Series Solutions (67 Portfolios) (2012-present).
David M. Swanson 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1957	Trustee and Nominating & Governance Committee Chairman	Indefinite Term; Since April 2011	20	Founder and Managing Principal, SwanDog Strategic Marketing, LLC (2006- present).
Independent Trustee,
RiverNorth Funds (3
Portfolios) (2018-present);
RiverNorth Managed
Duration Municipal
Income Fund, Inc. (1
Portfolio) (2019-present);
RiverNorth Opportunistic
Municipal Income Fund,
Inc. (1 Portfolio) (2018-
present); RiverNorth
Capital and Income Fund
(1 Portfolio) (2018-
present); RiverNorth
Opportunities Fund, Inc.
(1 Portfolio) (2015-
present); RiverNorth/
DoubleLine Strategic
Opportunity Fund, Inc. (1
Portfolio) (2019-present);
RiverNorth Flexible
Municipal Income Fund,
Inc. (1 Portfolio) (2020-
present); RiverNorth
Flexible Municipal
Income Fund II, Inc. (1
Portfolio) (2021-present);
RiverNorth Managed
Duration Municipal
Income Fund II, Inc. (1
Portfolio) (2022-present);
Independent Trustee,
ALPS Variable
Investment Trust (7
Portfolios) (2006 to 2025).

25

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Robert J. Kern 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1958	Trustee and Audit Committee Chairman	Indefinite Term; Since January 2011	20	Retired (2018- Present); Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-2018).	None
Officers
Brian R. Wiedmeyer 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1973	President and Principal Executive Officer	Indefinite Term; Since November 2018	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2005- present).	N/A
Deborah Ward 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1966	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since April 2013	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A
Aaron G. Johanson 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1977	Treasurer, Principal Financial Officer and Vice President	Indefinite Term: Since June 2026 (Treasurer and Principal Financial Officer); Indefinite Term: Since October 2025 (Vice President)	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013-present).	N/A
Jason M. Venner 615 E Michigan St. Milwaukee, WI 53202 Year of Birth: 1972	Secretary	Indefinite Term: Since November 2024	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2024- present); Managing Director & Associate General Counsel, Charles Schwab & Co, Inc. (2017-2024).	N/A
Benjamin Eirich 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1981	Assistant Treasurer and Vice President	Indefinite Term; Since June 2026 (Assistant Treasurer); Indefinite Term; Since November 2018 (Vice President)	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2008- present).	N/A
26

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Eli Bilderback 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1991	Assistant Treasurer and Vice President	Indefinite Term; Since March 2024	N/A	Officer, U.S. Bancorp Fund Services, LLC (2022 -present); Operations Analyst, U.S. Bank N.A. (2018 -2022).	N/A
Nasir Saiyed 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 2000	Assistant Treasurer and Vice President	Indefinite Term; Since February 2025	N/A	Officer, U.S. Bancorp Fund Services, LLC (2025 - present); Fund Administrator, U.S. Bancorp Fund Services, LLC. (2023-2025).	N/A
Trustee Qualifications
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the
Trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.
In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee.  The information provided below, and in the table above, is not all-inclusive.  Many of the Trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.
Mr. Kern’s trustee attributes include substantial industry experience, including over 35 years of service with U.S. Bancorp Fund Services, LLC (the fund accountant (“Fund Accountant”),
Administrator and Transfer Agent to the Trust) where he managed business development and the mutual fund transfer agent operation including investor services, account services, legal compliance, document processing and systems support.  He also served as a board member of U.S. Bancorp Fund
Services, LLC and previously served as a board member of Quasar Distributors, LLC (the principal underwriter of many of the Trust’s series).  The Board believes Mr. Kern’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
27
Mr. Massart’s trustee attributes include substantial industry experience, including over two decades working with high net worth individuals, families, trusts and retirement accounts to make strategic and tactical asset allocation decisions, evaluate and select investment managers and manage client relationships.  He is currently Partner and Managing Director of Beacon Pointe Advisors, LLC.
Previously, he served as Chief Investment Strategist and lead member of the investment management committee of the SEC registered investment advisory firm he co-founded.  He also previously served as Managing Director of Strong Private Client and as a Manager of Wells Fargo Investments, LLC.
The Board believes Mr. Massart’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the
Trust
.
Mr. Swanson’s trustee attributes include substantial industry experience, including over 35 years of senior management and marketing experience with over 30 years dedicated to the financial services industry.  He is currently the Founder and Managing Principal of a marketing strategy boutique serving asset and wealth management businesses.  He has also served as Chief Operating Officer and
Chief Marketing Officer of Van Kampen Investments, President and Chief Executive Officer of
Scudder, Stevens & Clark, Canada, Ltd., Managing Director and Head of Global Investment Products
at Morgan Stanley, Director of Marketing for Morgan Stanley Mutual Funds, Director of Marketing
for Kemper Funds, and Executive Vice President and Head of Distribution for Calamos Investments.
The Board believes Mr. Swanson’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the
Trust.
This discussion of the Trustees’ experience and qualifications is pursuant to SEC requirements, does not constitute holding out the Board or any Trustee as having special expertise, and shall not impose any greater responsibility or liability on any such Trustee or the Board by reason thereof.
Trustee and Management Ownership of Fund Shares
The following table shows the dollar range of Fund shares and shares in other portfolios of the Trust beneficially owned by the Trustees as of the calendar year ended December 31, 2025.

Dollar Range of Fund Shares Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, Over $100,000)
Name	Concentrated Value Fund	Mid Cap Value Fund	Aggregate Dollar Range of Fund Shares in the Trust
Independent Trustees
David A. Massart	None	None	None
David M. Swanson	$10,001-$50,000	$1-$10,000	$50,001-$100,000
Robert J. Kern	None	None	None
As of July 31, 2026, the Trustees and Officers of the Trust as a group owned less than 1% of the outstanding shares of any Fund in the Trust.
Board Committees
Audit Committee.  The Trust has an Audit Committee, which is comprised of the Independent
Trustees.  The Audit Committee reviews financial statements and other audit-related matters for the
28
Funds.  The Audit Committee also holds discussions with management and with the Funds’
independent registered public accounting firm concerning the scope of the audit and the auditor’s independence.  The Audit Committee met twice with respect to the Funds during the fiscal year ended
April 30, 2026.
Nominating & Governance Committee.  The Trust has a Nominating & Governance Committee,
which is comprised of the Independent Trustees.  The Nominating & Governance Committee is
responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary.
The Nominating & Governance Committee will consider nominees recommended by shareholders for vacancies on the Board.  Recommendations for consideration by the Nominating & Governance
Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s Bylaws.  In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust no fewer than 120 days, and no more than 150 days, prior to the shareholder meeting at which any such nominee would be voted on. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis.  The Nominating & Governance Committee’s procedures with respect to reviewing shareholder nominations will be disclosed as required by applicable securities laws. The Nominating
& Governance Committee did not meet during the Funds’ fiscal year ended April 30, 2026.
Board Consultant
Effective July 4, 2026, the Board engaged Kristina Nelson as a consultant to the Board with respect to its oversight of the Trust. In this role, Ms. Nelson attends all meetings of the Board and provides advice with respect to investment company operations and the investment management business as well as any other guidance that the Board may request from time to time. In exchange for her services, Ms. Nelson receives a retainer, paid quarterly, from the Trust. Ms. Nelson most recently was employed, since May 2010, by U.S. Bancorp Fund Services LLC (Fund Services), the administrator to the Trust and its series and various other investment companies. In addition to her service as consultant to the Board, the Board has appointed Ms. Nelson to the Board as a trustee. That appointment is expected to become effective in early January 2027. Ms. Nelson’s consultant role will end when her appointment as trustee takes effect.
Trustee Compensation
The Trustees each receive an annual retainer of $98,000. The Chairman of the Audit Committee receives additional compensation of $18,000, the Chairman of the Nominating & Governance
Committee receives additional compensation of $8,000 and the Chairman of the Board receives
$12,500, each annually. The Trustees each receive $8,000 for regularly scheduled meetings and
$2,500 for additional meetings.
29
The following table sets forth the compensation received by the Trustees for the Fund’s fiscal year ended April 30, 2026:

Name of Person/ Position	Aggregate Compensation from the Concentrated Value Fund(1)	Aggregate Compensation from the Mid Cap Value Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Funds and the Trust(2) Paid to Trustees
David A. Massart(3)	$5,784	$5,785	None	None	$141,125
David M. Swanson(4)	$5,967	$5,968	None	None	$146,000
Robert J. Kern(5)	$5,847	$5,847	None	None	$142,500
(1)Trustee fees and expenses are allocated among the Funds and any other series comprising the Trust.
(2)The Trust includes other portfolios in addition to the Funds.
(3)Independent Trustee
(4)Independent Trustee and Nominating & Governance Committee Chairman
(5)Independent Trustee
Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.  A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by a Fund. The following tables list the shareholders considered to be either a control person or a principal shareholder of each Fund or share class indicated as of July 31, 2026:

Concentrated Value Fund - Institutional Class
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
National Financial Services LLC 499 Washington Boulevard, Floor 4th Jersey City, NJ 07310-2010	48.96%	Fidelity Global Brokerage Group, Inc.	DE	Record
Charles Schwab & Company Inc. Special Custody A/C FBO Customers Attention Mutual Funds 211 Main Street San Francisco, CA 94105-1901	41.09%	The Charles Schwab Corporation	DE	Record
30

Concentrated Value Fund - Investor Class
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
Charles Schwab & Company Inc. Special Custody A/C FBO Customers Attention Mutual Funds 211 Main Street San Francisco, CA 94105-1901	67.88%	The Charles Schwab Corporation	DE	Record
National Financial Services LLC 499 Washington Boulevard, Floor 4th Jersey City, NJ 07310-2010	12.38%	Fidelity Global Brokerage Group, Inc.	DE	Record
Stifel Nicolaus & Company Inc 501 N Broadway Saint Louis, MO 63102-2188	6.95%	N/A	N/A	Record

Mid Cap Value Fund - Institutional Class
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of its Customers 1 New York Plaza, Floor 12 New York, NY 10004-1965	50.58%	Morgan Stanley	DE	Record
National Financial Services LLC 499 Washington Boulevard, Floor 4th Jersey City, NJ 07310-2010	21.79%	N/A	N/A	Record
Charles Schwab & Company Inc. Special Custody A/C FBO Customers 211 Main Street San Francisco, CA 94105-1901	11.37%	N/A	N/A	Record

Mid Cap Value Fund - Investor Class
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
Charles Schwab & Company Inc. Special Custody A/C FBO Customers 211 Main Street San Francisco, CA 94105-1901	45.78%	N/A	N/A	Record
Morgan Stanley Smith Barney LLC For the Exclusive Benefit of its Customers 1 New York Plaza, Floor 12 New York, NY 10004-1932	44.08%	Morgan Stanley	DE	Record
31

Mid Cap Value Fund - Z Class
Name and Address	% Ownership	Parent Company	Jurisdiction	Type of Ownership(1)
Attention Trust Operations UBATCO PO Box 82535 Lincoln, NE 68501-2535	64.48%	N/A	N/A	Record
National Financial Services LLC 499 Washington Boulevard Jersey City, NJ 07310-1995	18.49%	N/A	N/A	Record
Jefferson Bank 1777 NE Loop 410 Suite 100 PO Box 5190 San Antonio, TX 78217-5223	6.96%	N/A	N/A	Record
(1)“Record” ownership means the shareholder of record, or the exact name of the shareholder on the account, i.e. “ABC
Brokerage, Inc.”  “Beneficial” ownership refers to the actual pecuniary, or financial, interest in the security, i.e. “Jane
Doe Shareholder.”
Investment Adviser
Investment advisory services are provided to the Funds by the Adviser, Nuance Investments, LLC,
pursuant to an investment advisory agreement (the “Advisory Agreement”).  The Adviser is indirectly majority-owned by Scott Moore who also serves as a portfolio manager to the Funds.
Pursuant to the Advisory Agreement, the Adviser provides the Funds with investment research and advice and furnishes the Funds with an investment program consistent with each Fund’s investment objective and policies, subject to the supervision of the Board. The Adviser determines which portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to the securities transactions and reports to the Board on the Funds’ investments and performance. The Adviser is solely responsible for making investment decisions on behalf of the
Funds.  The Board will have sole responsibility for selecting, evaluating the performance of, and replacing as necessary any of the service providers to the Funds, including the Adviser.
The Advisory Agreement will continue in effect from year to year, only if such continuance is specifically approved at least annually by: (i) the Board or the vote of a majority of the outstanding voting securities of each Fund; and (ii) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement is terminable without penalty by the Trust, on behalf of a Fund, upon 60 days’ written notice to the
Adviser, when authorized by either: (i) a majority vote of a Fund’s shareholders; or (ii) by a vote of a majority of the Board, or by the Adviser upon 60 days’ written notice to the Trust.  The Advisory
Agreement will automatically terminate in the event of its “assignment,” as defined under the 1940
Act.  The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment, mistake of law, any loss arising out of any investment, or act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the
Adviser is entitled to receive from each Fund a management fee computed daily and paid monthly,
32
based on a percentage of the Fund’s average annual net assets, as specified in the Prospectus.
However, the Adviser may voluntarily agree to reduce the management fees payable to it on a month‑to‑month basis, including additional fees above and beyond any contractual agreement the
Adviser may have to reduce management fees and/or reimburse Fund expenses.
Fund Expenses.  Each Fund is responsible for its own operating expenses.  Pursuant to an Operating
Expense Limitation Agreement between the Adviser and the Trust, on behalf of the Funds, the
Adviser has agreed to waive its management fees and pay Fund expenses, as specified in the
Prospectus of each Fund.  Fees waived and expenses paid by the Adviser may be recouped by the
Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of the recoupment.  The Operating Expenses Limitation Agreement is indefinite in term and cannot be terminated through at least August 28, 2027. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board, on behalf of the Fund, or the Adviser, with the consent of the Board, which consent shall not be unreasonably withheld.
The total advisory fees paid by each Fund during the fiscal years ended April 30 were as follows:

Concentrated Value Fund	2026	2025	2024
Advisory Fees Accrued	$649,270	$1,422,484	$1,989,076
Advisory Fees (Waived)	$(127,704)	$(122,125)	$(113,696)
Advisory Fees Recouped	$0	$0	$0
Total Advisory Fees Paid to Adviser	$521,566	$1,300,359	$1,875,380

Mid Cap Value Fund	2026	2025	2024
Advisory Fees Accrued	$3,231,637	$11,467,659	$20,636,869
Advisory Fees (Waived)	$(141,685)	$(257,340)	$(171,439)
Advisory Fees Recouped	$17,301	$47,790	$0
Total Advisory Fees Paid to Adviser	$3,107,253	$11,258,109	$20,465,430
Portfolio Managers
As disclosed in the Prospectus, Messrs. Scott A. Moore, Jack Meurer, and Adam West are the
portfolio managers for each Fund (the “Portfolio Managers”).
The following provides information regarding other accounts, excluding the Funds, managed by
Messrs. Moore, Meurer and West as of April 30, 2026.
33

	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)	Number of Accounts	Total Assets in the Accounts (in millions)
Scott A. Moore	0	$0.0	0	$0.0	239	$326.3
Jack Meurer	0	$0.0	0	$0.0	239	$326.3
Adam West	0	$0.0	0	$0.0	239	$326.3
In lieu of the Standard Management Fee, performance fee arrangements are available for qualified clients: such fees are subject to individualized negotiation with each client. Performance fee arrangements may create an incentive to favor higher fee paying accounts over other accounts in the allocation of investment opportunities. The Adviser has procedures designed and implemented to ensure that all clients are treated fairly and equally, and to mitigate any conflict that could influence the allocation of investment opportunities among clients.
The Portfolio Managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with the management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a Portfolio Manager could favor one account over another. Another potential conflict could include a Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.
The Adviser compensates the Portfolio Managers for their management of the Funds. Portfolio managers are compensated in three separate ways: salary, bonus, and asset revenue sharing. The base salary is determined by overall experience, expertise, and competitive market rates. The performance bonus is based on job performance. The asset revenue sharing components are participations in the growth and overall profitability of the Adviser. Whereas the performance of an account may contribute to the overall profitability of the firm, compensation of a portfolio manager is not based on the numerical performance of any client account. All of the portfolio managers’ compensation packages are paid by the Adviser and not by any client account. All current portfolio managers also hold an equity stake in the Adviser and may receive additional compensation tied to the profitability of the Adviser.
34
The following table indicates the dollar range of Fund shares beneficially owned by Messrs. Moore,
Meurer and West  as of April 30, 2026.

(None, $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000; Over $1,000,000)

Portfolio Manager	Fund	Dollar Range of Fund Shares Beneficially Owned
Scott A. Moore	Concentrated Value Fund	$500,001 - $1,000,000
	Mid Cap Value Fund	$100,001 - $500,000

Jack Meurer	Concentrated Value Fund	$100,001 - $500,000
	Mid Cap Value Fund	$100,001 - $500,000

Adam West	Concentrated Value Fund	$100,001 - $500,000
	Mid Cap Value Fund	None
Service Providers
Pursuant to an administration agreement between the Trust and U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“Fund Services”), 615 East Michigan Street,
Milwaukee, Wisconsin, 53202 (the “Administrator”), Fund Services serves as the Administrator to the Funds.  Fund Services provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the
Funds with applicable laws and regulations; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; arranging for the maintenance of books and records of the Funds; and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, Fund Services does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  Fund Services also acts as Fund
Accountant, Transfer Agent and dividend disbursing agent under separate agreements with the Trust.
Pursuant to a custody agreement between the Trust and the Funds, U.S. Bank, N.A., an affiliate of
Fund Services, serves as the custodian of the Funds’ assets.  The Custodian’s address is 1555 North
Rivercenter Drive, Milwaukee, Wisconsin, 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.  U.S. Bank, N.A. and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the
Funds may invest.
Each Fund pays a bundled fee to Fund Services and the Custodian, which are affiliated entities, for the services that each provides.  Each Fund paid this bundled fee to Fund Services and the Custodian during the fiscal years ended April 30, in amounts as follows:

	2026	2025	2024
Concentrated Value Fund	$53,105	$132,552	$166,593
Mid Cap Value Fund	$285,036	$1,220,139	$1,699,137
35
Legal Counsel
Morgan, Lewis & Bockius, LLP, 1111 Pennsylvania Avenue, NW, Washington, D.C. 20004, serves as counsel to the Trust and as independent legal counsel to the Board.
Independent Registered Public Accounting Firm
Cohen & Company, Ltd., 875 E Wisconsin Ave, Suite 210, Milwaukee, Wisconsin 53202, serves as the independent registered public accounting firm for the Funds. Its services include auditing each
Fund’s financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services as requested.
Distribution of Fund Shares
The Trust has entered into a distribution agreement (the “Distribution Agreement”) with Quasar
Distributors, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC
(dba ACA Group), 190 Middle Street, Suite 301, Portland, ME 04101, pursuant to which the
Distributor acts as the Funds’ principal underwriter, provides certain administrative services and promotes and arranges for the sale of the Funds’ shares on a best efforts basis.  The offering of the
Funds’ shares is continuous.  The Distributor is a registered broker-dealer and member of the
Financial Industry Regulatory Authority, Inc. (“FINRA”).
The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of each Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is
terminable without penalty by the Trust, on behalf of each Fund, on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined under the 1940 Act)
of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment,” as defined in the 1940 Act.
The following table shows the total amount of underwriting commissions associated with the sale of each Fund’s Investor Class Shares, as applicable, during the fiscal years ended April 30:

Concentrated Value Fund	2026	2025	2024
Total Underwriting Commission	$148	$90	$1,276
Underwriting Commission Retained by Distributor	$0	$0	$0

Mid Cap Value Fund	2026	2025	2024
Total Underwriting Commission	$9	$895	$3,220
Underwriting Commission Retained by Distributor	$0	$0	$0
Distribution (Rule 12b-1) Plan
The Funds have adopted a distribution plan for the Investor Class shares pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”).  Under the 12b-1 Plan, each Fund pays a fee to the Distributor for distribution and/or shareholder services (the “Distribution and Servicing Fee”) at an annual rate of
0.25% of the average daily net assets of its Investor Class shares.  The 12b-1 Plan provides that the
36
Distributor may use all or any portion of a Fund’s Distribution and Servicing Fee to finance any activity that is principally intended to result in the sale of the Fund’s shares, subject to the terms of the 12b-1 Plan, or to provide certain shareholder services.  The 12b-1 Plan is intended to benefit each
Fund by increasing its assets and thereby reducing the Fund’s expense ratio.
The table below sets forth the 12b-1 fees incurred by each Fund’s Investor Class shares during the fiscal year ended April 30, 2026.

Concentrated Value Fund	$14,484
Mid Cap Value Fund	$51,415
The following table shows the allocation of the 12b-1 fees paid by the Investor Class shares of each
Fund during the fiscal year ended April 30, 2026:

	Concentrated Value Fund	Mid Cap Value Fund
Advertising/Marketing	—	—
Printing/Postage	—	—
Payment to underwriter	—	—
Payment to dealers	$14,484	$51,415
Compensation to sales personnel	—	—
Other	—	—
Total	$14,484	$51,415
The Distribution and Servicing Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred.  Because the Distribution and Servicing Fee is not directly tied to expenses, the amount of distribution fees paid by the Investor Class shares during any year may be more or less than actual expenses incurred pursuant to the 12b-1 Plan.  For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan.
The Distributor may use the Distribution and Servicing Fee to pay for services covered by the 12b-1
Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Fund shares, the printing and mailing of prospectuses, statements of additional information and reports, the printing and mailing of sales literature pertaining to the Funds, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that a Fund may, from time to time, deem advisable.
The 12b-1 Plan provides that it will continue from year to year upon approval by the majority vote of the Board, including a majority of the Independent Trustees cast in person at a meeting called for that purpose, provided that such trustees have made a determination that there is a reasonable likelihood that the 12b-1 Plan will benefit each Fund and its shareholders.  It is also required that the
Independent Trustees, select and nominate all other trustees who are not “interested persons” of the
Funds.  The 12b-1 Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of a Fund’s shares outstanding.  All material amendments to the 12b-1 Plan or any related agreements must be approved by a vote of a majority of the Board and the Independent Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.
37
The 12b-1 Plan requires that the Distributor provide to the Board, at least quarterly, a written report on the amounts and purpose of any payment made under the 12b-1 Plan.  The Distributor is also required to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the 12b-1 Plan should be continued.
As noted above, the 12b-1 Plan provides for the ability to use Fund assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets and affiliates of the Adviser), plan administrators, and other service providers to finance any activity that is principally intended to result in the sale of Fund shares (distribution services) and for the provision of personal services to shareholders.  The payments made by a Fund to financial intermediaries are based primarily on the dollar amount of assets invested in the Fund through the financial intermediaries.  These financial intermediaries may pay a portion of the payments that they receive from the Fund to their investment professionals.  In addition to the ongoing asset-based fees paid to these financial intermediaries under the 12b-1 Plan, a Fund may, from time to time, make payments under the 12b-1 Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees.  In addition, a Fund may make payments under the
12b-1 Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Funds are discussed.
In addition, a Fund may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge.  In connection with its participation in such platforms, the Distributor may use all or a portion of the Distribution and Servicing Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Fund’s shares.  In addition, in its discretion, the Adviser may pay additional fees to such intermediaries from its own assets.
Shareholder Servicing Plan
Pursuant to a Shareholder Servicing Plan (the “Plan”) adopted by the Trust on behalf of the
Institutional Class and Investor Class shares of the Funds, the Adviser is authorized to provide, or arrange for others to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Funds (“Shareholder Servicing Activities”).
Under the Plan, the Adviser may enter into shareholder service agreements with securities broker-
dealers and other securities professionals (“Service Organizations”) who provide Shareholder
Servicing Activities for their clients invested in a Fund, including affiliates of the Adviser.
Shareholder Servicing Activities shall include one or more of the following: (1) establishing and maintaining accounts and records relating to shareholders of a Fund; (2) aggregating and processing orders involving the shares of a Fund; (3) processing dividend and other distribution payments from a
Fund on behalf of shareholders; (4) providing information to shareholders as to their ownership of
Fund shares or about other aspects of the operations of a Fund; (5) preparing tax reports or forms on behalf of shareholders; (6) forwarding communications from a Fund to shareholders; (7) assisting shareholders in changing a Fund’s records as to their addresses, dividend options, account registrations or other data; (8) providing sub-accounting with respect to shares beneficially owned by shareholders, or the information to a Fund necessary for sub-accounting; (9) responding to shareholder inquiries relating to the services performed; (10) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
38
and (11) providing such other similar services as the Adviser may reasonably request to the extent the
Service Organization is permitted to do so under applicable statutes, rules or regulations.
As compensation for the Shareholder Servicing Activities, the Investor Class and Institutional Class
of each Fund pays a fee of up to 0.15% of the Fund’s average daily net assets of the shares owned by investors for which the Service Organization maintains a servicing relationship. Z Class shares do not participate in the Plan.
The amounts each Fund paid in shareholder servicing fees during the fiscal years ended April 30 are shown below:

	2026	2025	2024
Concentrated Value Fund	$93,387	$181,507	$251,164
Mid Cap Value Fund	$319,557	$967,516	$1,754,977
Portfolio Transactions and Brokerage
Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute a Fund’s portfolio transactions.
Purchases and sales of securities on an exchange are effected through brokers that charge a commission while purchases and sales of securities in the OTC market will generally be executed directly with the primary “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.  Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom a Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party, such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities.  The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.  The price of OTC securities usually includes an undisclosed commission or markup.
Purchases of portfolio securities for a Fund will be effected through broker-dealers (including banks)
that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere.  Dealers usually act as principal for their own accounts.  Purchases from dealers will include a spread between the bid and the asked price.  If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.
In placing portfolio transactions, the Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available.  The full range and quality of services, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors available, will be considered in making these determinations.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other
39
brokerage services incidental to execution services.  Research and statistical information may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Adviser’s accounts, although a particular client may not benefit from all the research received on each occasion.  The Adviser considers research information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Funds, to be useful in varying degrees, but of indeterminable value.
While it is the Funds’ general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for a Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the
Adviser, even if the specific services are not directly useful to the Fund and may be useful to the
Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, a Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-
dealer.  The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Funds.
Investment decisions for each Fund are made independently from those of other client accounts of the
Adviser and its affiliates.  Nevertheless, it is possible that at times identical securities will be acceptable for a Fund and one or more of such client accounts.  In such event, the position of the
Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seek to acquire the same security as a Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the
Funds are concerned.  In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for the Fund.  Notwithstanding the above, the
Adviser may execute buy and sell orders for accounts and take action in performance of its duties with respect to any of its accounts that may differ from actions taken with respect to another account, so long as the Adviser shall, to the extent practical, allocate investment opportunities to accounts, including the Funds, over a period of time on a fair and equitable basis and in accordance with applicable law.
Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by FINRA and the SEC.  Portfolio transactions may also be placed with broker-dealers in which the Adviser has invested on behalf of the Funds and/or client accounts.
40
The following table sets forth the amount of brokerage commissions paid by each Fund during the fiscal years ended April 30:

	2026	2025	2024
Concentrated Value Fund (1)	$111,511	$163,472	$157,723
Mid Cap Value Fund (1)(2)	$508,006	$1,360,505	$1,514,784
(1)Commissions paid vary year over year based on turnover, asset changes and brokerage commission rates.
(2)Brokerage commissions decreased in 2026 compared with fiscal years ended April 30, 2025 and 2024 primarily because of a decrease in the Fund’s average net assets, which resulted in a lower dollar volume of transactions during the period.
Securities of Regular Broker-Dealers
From time to time, a Fund may acquire and hold securities issued by its “regular brokers and dealers”
or the parents of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund’s last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund’s last fiscal year; or (3) sold the largest amount of the Fund’s shares during the Fund’s last fiscal year.
During the fiscal year ended April 30, 2026, the Concentrated Value Fund and Mid Cap Value Fund
did not acquire securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940
Act).
Portfolio Turnover
Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing
(1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to above-average transaction costs and could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 37%).  To the extent that a Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the
Fund and may result in a greater number of taxable transactions.
Each Fund’s portfolio turnover rate for the fiscal years ended April 30, were as follows:

	2026	2025
Concentrated Value Fund	114%	105%
Mid Cap Value Fund	110%	74%
Code of Ethics
The Trust, the Adviser, and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the
1940 Act.  These codes permit, subject to certain conditions, personnel of the Trust, Adviser and
Distributor to invest in securities that may be purchased or held by a Fund.
41
Proxy Voting Procedures
The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to the Adviser the responsibility for voting proxies relating to portfolio securities held by the Funds as part of the Adviser’s investment advisory services, subject to the supervision and oversight of the Board.  Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities.  The fundamental purpose of the
Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of a Fund and its shareholders, taking into account the value of the Fund’s investments.
Each Fund’s actual voting record relating to portfolio securities during the most recent 12-month period ended June 30, may be obtained upon request and without charge by calling toll-free, (800)
SEC-0330, on the Fund’s website at https://nuanceinvestments.com/funds/, and on the SEC’s website at http://www.sec.gov.
The Adviser’s Proxy Voting Policies and Procedures
The Adviser will vote proxies on behalf of a Fund in a manner that it believes is consistent with the best interests of the Fund and its shareholders. Absent special circumstances, all proxies will be voted consistent with guidelines established and described in the Adviser’s Proxy Voting Policies and
Procedures. A summary of the Adviser’s Proxy Voting Policies and Procedures is as follows:
•It is Nuance’s policy to vote client shares based on its proxy voting policy after consideration of the  ISS recommendations. The policy includes a review of potential conflicts that exist relative to voting decisions and that may impact our clients. If a conflict of interest is identified, the policy is to review each conflict on a case-by-case basis. ISS and Nuance retain a record of all recommendations.
•ISS is a neutral third-party that issues recommendations based on its own internal guidelines and outlines them in its “ISS United States Proxy Voting Guidelines - Benchmark Policy
Recommendations” document available at: https://www.issgovernance.com/file/policy/active/
americas/US-Voting-Guidelines.pdf.  To the extent Nuance uses automated or pre-population of votes, the Firm will monitor communications, taking into account additional information
(i.e., subsequent notices or filings) to determine if such information could impact the outcome of the Firm’s vote determination when such determination is based on an ISS recommendation.
•Nuance may vote client shares inconsistent with ISS recommendations if Nuance believes, based on its internal review, that it is in the best interest of its clients. In such a case, Nuance will have on file written documentation detailing why they believe ISS’s recommendation was not in the client’s best interest.
•Nuance votes client shares via ISS, an electronic voting platform provided by Broadridge
Financial Solutions, Inc. Additionally, ISS retains a record of proxy votes for each client.
•Although the Adviser’s Proxy Voting Guidelines are to be followed as a general policy, certain issues will be considered on a case-by-case basis based on the relevant facts and circumstances.  Since corporate governance issues are diverse and continually evolving, the
Adviser shall devote an appropriate amount of time and resources to monitor these changes.
•In situations where there may be a conflict of interest in the voting of proxies between the interests of a Fund and its shareholders and those of the Adviser due to business or personal relationships that the Adviser maintains with persons having an interest in the
42
outcome of certain votes, the Adviser will take appropriate steps to ensure that its proxy voting decisions are made in the best interest of the Fund and its shareholders, and not the product of such conflict, including voting in accordance with its Proxy Voting Guidelines, voting in accordance with the voting recommendation of a non-affiliated third-party vendor, or providing the Fund with sufficient information regarding the proxy proposal to obtain direction from the Fund before voting.
•All proxies will be voted in accordance with any applicable investment restrictions of a Fund and, to the extent applicable, any resolutions or other instructions approved by the Board.
Anti-Money Laundering Compliance Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as
required by the Uniting and Strengthening America by Providing Appropriate Tools Required to
Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  Ms. Deborah Ward has been designated as the Trust’s Anti-Money Laundering Compliance Officer.
Procedures to implement the Program include, but are not limited to: determining that the Distributor and the Transfer Agent have established proper anti-money laundering procedures; reporting suspicious and/or fraudulent activity; checking shareholder names against designated government lists, including Office of Foreign Assets Control, and a complete and thorough review of all new opening account applications.  The Funds will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.
As a result of the Program, a Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.
Portfolio Holdings Information
The Trust, on behalf of the Funds, has adopted portfolio holdings disclosure policies (“Portfolio
Holdings Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Funds.  Information about a Fund’s portfolio holdings will not be distributed to any third-party except in accordance with these Portfolio Holdings Policies.  The Board has considered the circumstances under which a Fund’s portfolio holdings may be disclosed under the Portfolio Holdings
Policies.  The Board has also considered actual and potential material conflicts that could arise in such circumstances between the interests of a Fund’s shareholders and the interests of the Adviser,
Distributor, or any other affiliated person of the Fund.  After due consideration, the Board has determined that the Funds have a legitimate business purpose for disclosing portfolio holdings to persons described in the Portfolio Holdings Policies.  The Board also authorized its CCO to consider and authorize dissemination of portfolio holdings information to additional parties, after considering the best interests of the Funds’ shareholders and potential conflicts of interest in making such disclosures.
The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1)
overseeing the implementation and enforcement of the Portfolio Holdings Policies, codes of ethics
43
and other relevant policies of the Funds and their service providers by the CCO, (2) by considering reports and recommendations by the CCO concerning any material compliance matters (as defined in
Rule 38a-1 under the 1940 Act), and (3) by considering whether to approve any amendment to these
Portfolio Holdings Policies.  The Board reserves the right to amend the Portfolio Holdings Policies at any time without prior notice in its sole discretion.
Disclosure of each Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders, and in the quarterly holdings report on Form N-PORT.  These reports will be made available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.
In the event of a conflict between the interests of a Fund and its shareholders and the interests of the
Adviser or an affiliated person of the Adviser, the CCO of the Adviser, in consultation with the
Trust’s CCO, shall make a determination in the best interests of the Fund and its shareholders, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the Adviser’s CCO or to his or her supervisor.
In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed: the Administrator; the Fund Accountant; the Custodian;
the Transfer Agent; the Funds’ independent registered public accounting firm; counsel to the Funds or the Board (current parties are identified in this SAI); broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities); and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or on the Fund’s website may only be provided to additional third parties, in accordance with the Portfolio Holdings
Policies, when a Fund has a legitimate business purpose, and the third-party recipient is subject to a confidentiality agreement.  Such portfolio holdings information may be separately provided to any person, including rating and ranking organizations such as Lipper and Morningstar, at the same time that it is filed with the SEC.  Portfolio holdings disclosure must be approved under the Portfolio
Holdings Policies by the Trust’s CCO.
In no event shall the Adviser, its affiliates or employees, or a Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.
There can be no assurance that the Portfolio Holdings Policies and these procedures will protect a
Fund from potential misuse of Fund information by individuals or entities to which it is disclosed.
Determination of Net Asset Value
The NAV of each Fund’s shares will fluctuate and is determined by the Fund Accountant as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern Time)
each business day.  The NYSE annually announces the days on which it will not be open for trading.
The most recent announcement indicates that it will not be open on the following days: New Year’s
Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National
Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However,
the NYSE may close on days not included in that announcement.
44
The NAV of each class of shares is computed by determining the “Net Assets” of each class and dividing by the total number of shares outstanding of each class at such time.  The Net Assets of each class are calculated by (1) taking the value of all assets, less liabilities, held by each Fund and allocating such value to each share class based on the number of shares outstanding in each share class; (2) subtracting “Class Expenses” from each respective share class as defined and approved by the Board and a majority of the Independent Trustees under the Trust’s Rule 18f-3 Multiple-Class
Plan; and (3) subtracting from each share class non-class specific “Other Expenses” that are allocated to each class based on the NAV of each class relative to the NAV of a Fund or the Trust, as the case may be.

Net Assets Per Share Class	=	NAV Per Share Class
Shares Outstanding Per Share Class
A Fund’s assets are generally valued at their market price on the valuation date and are based on valuations provided by independent pricing services consistent with the Adviser’s valuation procedures and policies. Pursuant to Rule 2a-5 under the 1940 Act, the Adviser has been designated by the Board as the valuation designee for the Fund and has been delegated the responsibility for making good faith, fair value determinations with respect to the Fund’s portfolio securities.
When market prices are not readily available, or believed by the Adviser to be unreliable, a security or other asset is valued at its fair value by the Adviser as determined under the fair value procedures approved by the Board. The Board reviews, no less frequently than annually, the adequacy of the policies and procedures of the Fund and the effectiveness of their implementation. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board will regularly evaluate whether the Trust’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.
Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  If no sale is reported, the security is valued at the mean between the last available bid and asked price.
Portfolio securities primarily traded on the NASDAQ Stock Market (“NASDAQ”) shall be valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.
Fixed income securities are valued at the mean of the bid and asked prices as determined by an independent pricing service, taking into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Investments in other investment companies, including money market funds, are valued at their NAV per share.
45
Foreign securities are generally valued in the same manner as the securities described above.  Foreign securities are priced in the local currencies as of the close of their primary exchange or market or as of the close of trading on the NYSE, whichever is earlier.  Foreign currencies are translated into U.S.
dollars at the exchange rate as provided by a pricing service as of the close of trading on the NYSE.
Purchase and Redemption of Fund Shares
Shares of each Fund are sold in a continuous offering and shares may be purchased or redeemed on any business day that a Fund calculates its NAV.  A Fund may also authorize one or more financial intermediaries to accept purchase and redemption orders on its behalf (“Authorized Intermediaries”).
Authorized Intermediaries are authorized to designate other Authorized Intermediaries to accept orders on a Fund’s behalf.  An order is deemed to be received when a Fund or an Authorized
Intermediary accepts the order.
Orders received by a Fund or an Authorized Intermediary by the close of trading on the NYSE
(generally 4:00 p.m., Eastern Time) on a business day will be effected at the applicable price per share determined as of the close of trading on the NYSE on that day.  Otherwise, the orders will be processed based on the next determined NAV.
Orders received by financial intermediaries that are not Authorized Intermediaries will be processed at the applicable price next calculated after the Transfer Agent receives the order from the financial intermediary.
Purchase Requests Must be Received in Good Order
“Good order” means that your purchase request includes:
•The name of the Fund you are investing in;
•The class of shares to be purchased;
•The dollar amount of shares to be purchased;
•Your account application or investment stub; and
•A check payable to the name of the Fund.
Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United
States citizens or lawful permanent residents, except to investors with United States military APO or
FPO addresses or in certain other circumstances where the CCO and Anti-Money Laundering Officer for the Trust conclude that such sale is appropriate and is not in contravention of United States law.
Redemption Requests Must be Received in Good Order
Your share price will be based on the next NAV per share calculated after the Transfer Agent or an
Authorized Intermediary receives your redemption request in good order.  A redemption request will be deemed in “good order” if it includes:
•The shareholder’s name;
•The name of the Fund;
•The class of shares to be redeemed;
•The account number;
46
•The share or dollar amount to be redeemed; and
•Signatures by all shareholders on the account (with signature(s) guaranteed if applicable).
Unless you instruct the Transfer Agent otherwise, redemption proceeds will be sent to the address of record.  The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.
A signature guarantee of each owner is required in the following situations:
•If ownership is changed on your account;
•When redemption proceeds are payable or sent to any person, address or bank account not on record;
•When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days; or
•For all redemptions in excess of $100,000 from any shareholder account.
Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source. Signature guarantees, from either a Medallion program member or a non-Medallion program member, can be obtained from banks and securities dealers, but not from a notary public.
The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.
Redemption-in-Kind
Under normal circumstances, the Funds do not intend to redeem shares in any form except cash.  The
Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows a Fund to redeem in-kind redemption requests during any 90-day period in excess of the lesser of $250,000 or
1% of the net assets of the Fund, valued at the beginning of such period.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.
Cancellations and Modifications
The Funds will not accept a request to cancel or modify a written transaction once processing has begun.
Tax Matters
The following discussion is a summary of certain U.S. federal income tax considerations affecting the
Funds and their shareholders.  The discussion reflects applicable U.S. federal income tax laws of the
U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the IRS, possibly with retroactive effect.  No attempt is made to present a detailed explanation of all U.S. federal income, estate or gift, or state, local or foreign tax concerns affecting the Funds and their shareholders (including shareholders owning large positions in the Funds).  The discussion set forth herein does not constitute tax advice.  Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Funds.
47
Each series of the Trust is treated as a separate entity for federal income tax purposes.  Each Fund, a series of the Trust, intends to qualify and elect to be treated as a RIC under Subchapter M of the
Code, provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions, as discussed below.
If for any taxable year a Fund fails to qualify for the special federal income tax treatment afforded to
RICs, all of its taxable income will be subject to federal income tax at the corporate income tax rate
(without any deduction for distributions to the Fund’s shareholders) and its income available for distribution will be reduced.
As long as a Fund meets certain requirements that govern the Fund’s source of income, diversification of assets and distribution of earnings to its shareholders, the Fund will not be subject to
U.S. federal income tax on income distributed (or treated as distributed, as described below) to its shareholders. With respect to the source of income requirement, a Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from interests in qualified publicly traded partnerships (“QPTP”). A QPTP is generally defined as a publicly traded partnership under Section
7704 of the Code, but does not include a publicly traded partnership if 90% or more of its income is described in (i) above.
With respect to the diversification of assets requirement, a Fund must diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, with such other securities limited for purposes of such calculation, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10%
of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of the
Fund’s total assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other RICs), the securities (other than the securities of other RICs) of any two or more issuers that the Fund controls and that are determined to be engaged in the same, similar or related trades or businesses, or the securities of one or more QPTPs.
In addition, pursuant to the Code, a Fund may invest no more than 25% of its total assets in the securities of MLPs and other entities treated as QPTPs.  The Funds will not be required to reduce a position due solely to market value fluctuations in order to comply with the 25% limitation in publicly traded partnerships, inclusive of MLP investments, but will not be able to purchase additional MLP securities unless the Fund is in compliance with the restriction.
Each Fund’s policy is to distribute to its shareholders substantially all of its net investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that a Fund will not be subject to any federal income or excise taxes based on net income.  However, a Fund can give no assurances that its anticipated distributions will be sufficient to eliminate all taxes.
Additionally, if a Fund does not qualify as a RIC, it would be taxed as a corporation and, in such case, it would be more beneficial for a shareholder to directly own the Fund’s underlying investments
48
rather than indirectly owning the underlying investments through the Fund.  If a Fund fails to distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax, the Fund will be subject to a 4% excise tax.
Net investment income generally consists of interest, dividends, and short-term capital gains, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of a Fund.
As of April 30, 2026, the Concentrated Value Fund had no capital loss carryovers and the Mid Cap
Value Fund had no capital loss carryovers.
Distributions of net investment income are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by a Fund may consist of qualified dividends eligible for taxation at the rate applicable to long-term capital gains to the extent the Fund designates the amount distributed as a qualified dividend and the shareholder meets certain holding period requirements with respect to his or her Fund shares.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent that a Fund designates the amount distributed as eligible for deduction and the shareholder meets certain holding period requirements with respect to its Fund shares.  The aggregate amount so designated to either individuals or corporate shareholders cannot, however, exceed the aggregate amount of such dividends received by the Fund for its taxable year.  In view of each Fund’s investment policies, it is expected that part of the distributions by a Fund may be eligible for the qualified dividend income treatment for individual shareholders and the dividends-received deduction for corporate shareholders. Any distributions to you in excess of the Fund’s investment company taxable income and net capital gains will be treated by you, first, as a tax-deferred return of capital, which is applied against and will reduce the adjusted tax basis of your shares and, after such adjusted tax basis is reduced to zero, will generally constitute capital gains.
Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Net capital gains distributions are not eligible for the qualified dividend income treatment or the dividends‑received deduction referred to in the previous paragraph
.
Under the Tax Cuts and Jobs Act, “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income)
are treated as eligible for a 20% deduction by noncorporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20%
deduction). A Fund may choose to report the special character of “qualified REIT dividends” to the shareholder, provided both a Fund and a shareholder meet certain holding period requirements with respect to their shares. A noncorporate shareholder receiving such dividends would treat them as eligible for the 20% deduction, provided the RIC shares were held by the shareholder for more than
45 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend with respect to such dividend. The amount of a RIC’s dividends eligible for the 20% deduction for a taxable year is limited to the excess of the RIC’s qualified REIT dividends for the taxable year over allocable expenses.
49
Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on
December 31.  Distributions are includable in alternative minimum taxable income in computing a noncorporate shareholder’s liability for the alternative minimum tax.
Investment income received by the Funds from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Funds. The U.S. has entered into tax treaties with many foreign countries that entitle the Funds to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Funds will receive the tax reclaim is within the control of the individual country.
Information required on these forms may not be available to the Funds, such as shareholder information; therefore, the Funds may not receive the reduced treaty rates or potential reclaims.
Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Funds not to receive the reduced treaty rates or potential reclaims.  Other countries may subject capital gains realized by the Funds on sale or disposition of securities of that country to taxation.  It is impossible to determine the effective rate of foreign tax in advance since the amount of the Funds’ assets to be invested in various countries is not known.
A redemption of Fund shares may result in recognition of a taxable gain or loss and, if held as a capital asset, capital gain or loss.  Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains received on those shares.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent Fund shares are purchased
(through reinvestment of distributions or otherwise) within 30 days before or after the redemption.
The Funds are required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired.  However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Funds through a tax-advantaged retirement account, such as a
401(k) plan or an individual retirement account.  Each Fund will calculate cost basis using the Fund’s default method, unless you instruct the Funds to use a different calculation method.  For additional information regarding the Funds’ available cost basis reporting methods, including its default method, please contact the Funds.  If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.
Except in the case of certain exempt shareholders, if a shareholder does not furnish a Fund with its correct Taxpayer Identification Number and certain certifications or the Fund receives notification from the IRS requiring back-up withholding, the Fund is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds currently at a rate of 24%
for U.S. residents.
Gain or loss recognized by the Funds on the sale or other disposition of portfolio investments will be a capital gain or loss.  Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases,
50
upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.
A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits.
Capital gain dividends paid by a U.S. REIT to the Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution.
Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn the Fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at the corporate income tax rate without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits.
While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by the Fund in a non-U.S. REIT may subject the Fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The Fund’s pro rata share of any such taxes will reduce the Fund’s return on its investment. The Fund’s investment in a non-U.S. REIT may be considered an investment in a passive foreign investment company (“PFIC"), as discussed below.  Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties. Also, the Fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.
Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of the Fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”)
or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a RIC, such as the
Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities
(including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a
“disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a RIC, then the RIC
51
will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the corporate income tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that the Fund will not allocate to shareholders excess inclusion income.
These rules are potentially applicable to the Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT.
Each Fund’s transactions in foreign currencies and foreign currency-denominated debt obligations
(and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.  This treatment could increase or decrease the Funds’ ordinary income distributions to you, and may cause some or all of the Funds’ previously distributed income to be classified as a return of capital.  In certain cases, the
Funds may make an election to treat such gain or loss as capital.
While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 50%
dividends-received deduction for corporations.
The Funds may invest in securities of foreign companies that may be classified under the Code as a
PFIC. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Funds intend to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the
Funds’ fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Funds. Foreign companies are not required to identify themselves as PFICs.  Due to various complexities in identifying PFICs, the Funds can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Funds to make a mark-to-market election.  If a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to
U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders.
Additional charges in the nature of interest may be imposed on the Funds in respect of deferred taxes arising from such distributions or gains.
Foreign taxpayers (including nonresident aliens) are generally subject to a flat withholding rate, currently 30% on U.S. source income.  This withholding rate may be lower under the terms of a tax convention.
52
This discussion and the related discussion in the Prospectus have been prepared by Fund management, and counsel to the Funds has expressed no opinion in respect thereof.
This section is not intended to be a full discussion of federal tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations to a particular investor.
You are urged to consult your own tax advisor.
Distributions
Each Fund will receive income in the form of dividends and interest earned on its investments in securities.  This income, less the expenses incurred in its operations, is a Fund’s net investment income, substantially all of which will be distributed to the Fund’s shareholders.
The amount of a Fund’s distribution is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed, and is subject to the discretion of the
Board.  The Funds do not pay “interest” or guarantee any fixed rate of return on an investment in their shares.
A Fund may also derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain a Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (to the extent not offset by any capital loss carryovers), although a distribution from capital gains, will be distributed to shareholders with and as a part of the distributions of net investment income giving rise to ordinary income.  If during any year a Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders.  For more information concerning applicable capital gains tax rates, see your tax advisor.
Any distribution paid by a Fund reduces the Fund’s NAV per share on the date paid by the amount of the distribution per share.  Accordingly, a distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.
Distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated.  Investors have the right to change their elections with respect to the reinvestment of distributions by notifying the Transfer Agent in writing or via telephone.  However, any such change will be effective only as to distributions for which the record date is five or more calendar days after the Transfer Agent has received the written request.
Financial Statements
The Funds’ annual report to shareholders for the fiscal year ended April 30, 2026, is a separate document and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

MANAGED PORTFOLIO SERIES (the “Trust”)
PART C
OTHER INFORMATION
Item 28.  Exhibits

(a)	(1)		Certificate of Trust – incorporated herein by reference to the Trust's Registration Statement on Form N-1A filed on February 4, 2011.
	(2)
Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference from Post-Effective Amendment No. 314 to Registrant’s
Registration Statement on Form N-1A filed on October 24, 2017.

(b)			Amended and Restated Bylaws – incorporated herein by reference to the Trust's Registration Statement on Form N-1A filed on May 5, 2011.
(c)			Instruments Defining Rights of Security Holders – incorporated herein by reference to the Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws filed on May 5, 2011.
(d)	(1)
Investment Advisory Agreement between the Trust, on behalf of the Nuance
Concentrated Value Fund and Nuance Mid Cap Value Fund, and Nuance
Investments, LLC – incorporated herein by reference from Post-Effective
Amendment No. 429 to the Trust's Registration Statement on Form N-1A filed on August 26, 2019.

(e)	(1)
Distribution Agreement between the Trust, on behalf of the Nuance
Concentrated Value Fund and Nuance Mid Cap Value Fund, and Quasar
Distributors, LLC – incorporated herein by reference from Post-Effective
Amendment No. 429 to the Trust's Registration Statement on Form N-1A filed on August 26, 2019.

	(2)		Novation Agreement (Quasar) – incorporated herein by reference from Post- Effective Amendment No. 549 to the Trust's Registration Statement on Form N-1A filed on August 25, 2022.
	(3)
Amendment to the Distribution Agreement between the Trust, on behalf of the
Nuance Concentrated Value Fund and Nuance Mid Cap Value Fund, and
Quasar Distributors, LLC – incorporated herein by reference from Post-
Effective Amendment No. 574 to the Registrant's Registrations Statement on
Form N-1A filed on August 24, 2023.

(f)			Bonus or Profit Sharing Contracts – not applicable
(g)	(1)
Amended and Restated Custody Agreement between the Trust and U.S. Bank
National Association – incorporated herein by reference from Post-Effective
Amendment No. 572 to the Registrant's Registration Statement on Form N-1A
filed on July 27, 2023.

	(2)
Amendment to the Custody Agreement between the Trust and U.S. Bank
National Association – incorporated herein by reference from Post-Effective
Amendment No. 429 to the Trust's Registration Statement on Form N-1A filed on August 26, 2019.

(h)	(1)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp
Fund Services, LLC – incorporated herein by reference to the Trust’s
Registration Statement on Form N-1A filed on May 5, 2011.

		(i)
Amendment to the Fund Administration Servicing Agreement between the
Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 101 to the Trust’s Registration Statement
on Form N-1A filed on December 9, 2013.

2

		(ii)
Amendment to the Fund Administration Servicing Agreement between the
Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 194 to the Trust’s Registration Statement
on Form N-1A filed on December 21, 2015.

		(iii)
Amendment to the Fund Administration Servicing Agreement between the
Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from Post-Effective Amendment No. 429 to the Trust's Registration Statement
on Form N-1A filed on August 26, 2019.

	(2)		Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
		(i)
Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from
Post-Effective Amendment No. 101 to the Trust’s Registration Statement on
Form N-1A filed on December 9, 2013.

		(ii)
Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from
Post-Effective Amendment No. 194 to the Trust’s Registration Statement on
Form N-1A filed on December 21, 2015.

		(iii)
Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference from
Post-Effective Amendment No. 429 to the Trust's Registration Statement on
Form N-1A filed on August 26, 2019.

	(3)		Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
		(i)
Amendment to the Transfer Agent Servicing Agreement between the Trust and
U.S. Bancorp Fund Services, LLC – incorporated herein by reference from
Post-Effective Amendment No. 101 to the Trust’s Registration Statement on
Form N-1A filed on December 9, 2013.

		(ii)
Amendment to the Transfer Agent Servicing Agreement between the Trust and
U.S. Bancorp Fund Services, LLC – incorporated herein by reference from
Post-Effective Amendment No. 194 to the Trust’s Registration Statement on
Form N-1A filed on December 21, 2015.

		(iii)
Amendment to the Transfer Agent Servicing Agreement between the Trust and
U.S. Bancorp Fund Services, LLC – incorporated herein by reference from
Post-Effective Amendment No. 379 to the Trust’s Registration Statement on
Form N-1A filed on August 24, 2018.

		(iv)
Amendment to the Transfer Agent Servicing Agreement between the Trust and
U.S. Bancorp Fund Services, LLC – incorporated herein by reference from
Post-Effective Amendment No. 429 to the Trust's Registration Statement on
Form N-1A filed on August 26, 2019.

	(4)
Amended and Restated Operating Expenses Limitation Agreement between the
Trust, on behalf of the Nuance Concentrated Value Fund and the Nuance Mid
Cap Value Fund, and Nuance Investments, LLC – incorporated herein by reference from Post-Effective Amendment No. 630 to the Trust's Registration
Statement on Form N-1A filed on August 28, 2025.

(i)	(1)
Opinion and Consent of Counsel by Richards, Layton & Finger, P.A. for the
Nuance Concentrated Value Fund – incorporated herein by reference to the
Trust’s Registration Statement on Form N-1A filed on May 5, 2011.

	(2)
Opinion and Consent of Counsel by Bernstein, Shur, Sawyer & Nelson, P.A. for
the Nuance Mid Cap Value Fund – incorporated herein by reference from Post-
Effective Amendment No. 101 to the Trust’s Registration Statement on Form
N-1A filed on December 9, 2013.

3

	(4)
Opinion and Consent of Counsel by Stradley Ronon Stevens & Young, LLP for
Z Class shares of the Nuance Mid Cap Value Fund – incorporated herein by reference from Post-Effective Amendment No. 290 to the Trust’s Registration
Statement on Form N-1A filed on May 5, 2017.

(j)	(1)	Consent of Independent Registered Public Accounting Firm by Cohen & Company, Ltd. for the Nuance Concentrated Value Fund and Nuance Mid Cap Value Fund – filed herewith.
	(2)
Powers of Attorney for Robert J. Kern, David A. Massart, Leonard M. Rush and
David M. Swanson dated February 23, 2022 – incorporated herein by reference to Post-Effective Amendment No. 533 to the Registrant's Registration
Statement on Form N-1A filed on March 18, 2022.

(k)		Omitted Financial Statements – not applicable
(l)		Seed Capital Agreements – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
(m)	(1)	Amended and Restated Rule 12b-1 Plan – incorporated herein by reference from Post-Effective Amendment No. 589 to the Registrant's Registrations Statement on Form N-1A filed on March 27, 2024.
	(2)	Shareholder Services Plan – incorporated herein by reference from Post- Effective Amendment No. 574 to the Registrant's Registrations Statement on Form N-1A filed on August 24, 2023.
(n)
Nuance Investments, LLC Multiple Class Plan (Rule 18f-3) – incorporated herein by reference from Post-Effective Amendment No. 379 to the Trust's
Registration Statement on Form N-1A filed on August 24, 2018.

(o)		Reserved
(p)	(1)	Code of Ethics for the Trust – incorporated herein by reference from Post- Effective Amendment No. 560 to the Trust's Registration Statement on Form N-1A filed on February 27, 2023.
	(2)	Code of Ethics for Nuance Investments, LLC – incorporated herein by reference from Post-Effective Amendment No. 549 to the Trust's Registration Statement on Form N-1A filed on August 25, 2022.
Item 29.  Persons Controlled by or Under Common Control with Registrant
No person is directly or indirectly controlled by or under common control with the Registrant.
Item 30.  Indemnification
Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and
Declaration of Trust.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.
Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the
Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the
1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S.
Securities and Exchange Commission, such indemnification is against public policy as expressed in the
1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted
4
by such trustee, officer or controlling person in connection with the securities being registered, the
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”
Item 31.  Business and Other Connections of Investment Adviser
With respect to the Adviser, the response to this Item will be incorporated by reference to the
Adviser’s Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the
SEC.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at
www.adviserinfo.sec.gov.
Item 32.  Principal Underwriter.
(a)Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:
1.Abacus FCF ETF Trust
2.Advisor Managed Portfolios
3.Antares Private Credit Fund
4.Capital Advisors Growth Fund, Series of Advisors Series Trust
5.Chase Growth Fund, Series of Advisors Series Trust
6.Davidson Multi-Cap Equity Fund, Series of Advisors Series Trust
7.Edgar Lomax Value Fund, Series of Advisors Series Trust
8.Huber Large Cap Value Fund, Series of Advisors Series Trust
9.Huber Mid Cap Value Fund, Series of Advisors Series Trust
10.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
11.Huber Small Cap Value Fund, Series of Advisors Series Trust
12.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
13.Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
14.Medalist Partners Short Duration Fund, Series of Advisors Series Trust
15.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
16.PIA BBB Bond Fund, Series of Advisors Series Trust
17.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
18.PIA High Yield Fund, Series of Advisors Series Trust
19.PIA MBS Bond Fund, Series of Advisors Series Trust
20.PIA Short-Term Securities Fund, Series of Advisors Series Trust
21.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
22.Poplar Forest Partners Fund, Series of Advisors Series Trust
23.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
24.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
25.Pzena International Value ETF, Series of Advisors Series Trust
26.Pzena International Value Fund, Series of Advisors Series Trust
27.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28.Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.Pzena U.S. Large Cap Value ETF, Series of Advisors Series Trust
30.Vox Populi ETF, Series of Advisors Series Trust
31.Scharf ETF, Series of Advisors Series Trust
32.Scharf Global Opportunity ETF, Series of Advisors Series Trust
33.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
5
34.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
35.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
36.The Aegis Funds
37.Allied Asset Advisors Funds
38.Angel Oak Funds Trust
39.Angel Oak Strategic Credit Fund
40.Brookfield Infrastructure Income Fund Inc.
41.Brookfield Investment Funds
42.Buffalo Funds
43.RJ Eagle GCM Dividend Select Income ETF, Series of Carillon Series Trust
44.RJ Eagle Municipal Income ETF, Series of Carillon Series Trust
45.RJ Eagle Vertical Income ETF, Series of Carillon Series Trust
46.DoubleLine Funds Trust
47.AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
48.AAM Crescent CLO ETF, Series of ETF Series Solutions
49.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
50.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
51.AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
52.AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
53.AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
54.AAM Todd International Intrinsic Value ETF, Series of ETF Series Solutions
55.AAM Transformers ETF, Series of ETF Series Solutions
56.Acquirers Small and Micro Deep Value ETF, Series of ETF Series Solutions
57.Aptus April Buffer, Series of ETF Series Solutions
58.Aptus April Deep Buffer ETF, Series of ETF Series Solutions
59.Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
60.Aptus Deferred Income ETF, Series of ETF Series Solutions
61.Aptus Defined Risk ETF, Series of ETF Series Solutions
62.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
63.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
64.Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
65.Aptus January Buffer ETF, Series of ETF Series Solutions
66.Aptus January Deep Buffer ETF, Series of ETF Series Solutions
67.Aptus July Buffer ETF, Series of ETF Series Solutions
68.Aptus July Deep Buffer ETF, Series of ETF Series Solutions
69.Aptus Laddered Buffer ETF, Series of ETF Series Solutions
70.Aptus Laddered Deep Buffer ETF, Series of ETF Series Solutions
71.Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
72.Aptus Large Cap Upside ETF, Series of ETF Series Solutions
73.Aptus October Buffer ETF, Series of ETF Series Solutions
74.Aptus October Deep Buffer ETF, Series of ETF Series Solutions
75.Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
76.Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
77.Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
78.Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
79.BTD Capital Fund, Series of ETF Series Solutions
80.Carbon Strategy ETF, Series of ETF Series Solutions
81.ClearShares OCIO ETF, Series of ETF Series Solutions
82.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
83.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
84.Colterpoint Net Lease Real Estate ETF, Series of ETF Series Solutions
85.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
6
86.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
87.Hoya Capital Housing ETF, Series of ETF Series Solutions
88.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
89.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
90.LHA Risk-Managed Income ETF, Series of ETF Series Solutions
91.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
92.Opus Small Cap Value ETF, Series of ETF Series Solutions
93.The Acquirers Fund, Series of ETF Series Solutions
94.The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
95.The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
96.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
97.U.S. Global JETS ETF, Series of ETF Series Solutions
98.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
99.U.S. Global Technology and Aerospace & Defense ETF, Series of ETF Series Solutions
100.US Vegan Climate ETF, Series of ETF Series Solutions
101.First American Funds Trust
102.First Eagle ETF Trust
103.FundX Investment Trust
104.The Glenmede Fund, Inc.
105.The GoodHaven Funds Trust
106.Harding, Loevner Funds, Inc.
107.Hennessy Funds Trust
108.Horizon Funds
109.Hotchkis & Wiley Funds
110.Intrepid Capital Management Funds Trust
111.Jacob Funds Inc.
112.The Jensen Quality Growth Fund Inc.
113.Kirr, Marbach Partners Funds, Inc.
114.LibreMax Asset-Backed Income Fund
115.Core Alternative ETF, Series of Listed Funds Trust
116.Optimized Equity Income ETF, Series of Listed Funds Trust
117.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
118.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
119.LKCM Funds
120.LoCorr Investment Trust
121.MainGate Trust
122.ATAC Rotation Fund, Series of Managed Portfolio Series
123.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
124.Kensington Active Advantage Fund, Series of Managed Portfolio Series
125.Kensington Defender Fund, Series of Managed Portfolio Series
126.Kensington Dynamic Allocation Fund, Series of Managed Portfolio Series
127.Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
128.Kensington Managed Income Fund, Series of Managed Portfolio Series
129.LK Balanced Fund, Series of Managed Portfolio Series
130.Leuthold Core ETF, Series of Managed Portfolio Series
131.Leuthold Core Investment Fund, Series of Managed Portfolio Series
132.Leuthold Global Fund, Series of Managed Portfolio Series
133.Leuthold Grizzly Short Fund, Series of Managed Portfolio Series
134.Leuthold Select Industries ETF, Series of Managed Portfolio Series
135.Muhlenkamp Fund, Series of Managed Portfolio Series
136.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
137.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
7
138.Port Street Quality Growth Fund, Series of Managed Portfolio Series
139.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
140.Reinhart International PMV Fund, Series of Managed Portfolio Series
141.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
142.Tremblant Global ETF, Series of Managed Portfolio Series
143.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
144.Hood River Emerging Markets Fund, Series of Manager Directed Portfolios
145.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
146.Hood River New Opportunities Fund, Series of Manager Directed Portfolios
147.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
148.SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
149.SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
150.SWP Growth & Income ETF, Series of Manager Directed Portfolios
151.Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
152.Mason Capital Fund Trust
153.Matrix Advisors Funds Trust
154.Monetta Trust
155.Nicholas Equity Income Fund, Inc.
156.Nicholas Fund, Inc.
157.Nicholas II, Inc.
158.Nicholas Limited Edition, Inc.
159.Oaktree Asset-Backed Income Fund Inc.
160.Oaktree Diversified Income Fund Inc.
161.Permanent Portfolio Family of Funds
162.Procure ETF Trust II
163.Professionally Managed Portfolios
164.Provident Mutual Funds, Inc.
165.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
166.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
167.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
168.Aquarius International Fund, Series of The RBB Fund, Inc.
169.Boston Partners All-Cap Value Fund, Series of The RBB Fund, Inc.
170.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
171.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
172.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
173.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
174.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
175.Emerald Growth Fund, Series of The RBB Fund, Inc.
176.F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
177.F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
178.F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
179.F/m Accumulator Ultrashort U.S. Treasury Fund, Series of The RBB Fund, Inc.
180.F/m Callable Tax-Free Municipal ETF, Series of The RBB Fund, Inc.
181.F/m Compoundr High Yield Bond ETF, Series of The RBB Fund, Inc.
182.F/m Compoundr U.S. Aggregate Bond ETF, Series of The RBB Fund, Inc.
183.F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
184.F/m Emerald Special Situations ETF, Series of The RBB Fund, Inc.
185.F/m High Yield 100 ETF, Series of The RBB Fund, Inc.
186.F/m Investments Large Cap Focused Fund Series of The RBB Fund, Inc.
187.F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
188.F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Series of The RBB Fund, Inc.
189.F/m US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
8
190.F/m US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
191.F/m US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
192.F/m US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
193.F/m US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
194.F/m US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
195.F/m US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
196.F/m US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
197.F/m US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
198.F/m US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
199.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
200.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
201.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
202.Motley Fool Innovative Growth Factor ETF, Series of The RBB Fund, Inc.
203.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
204.Motley Fool Momentum Factor ETF, Series of The RBB Fund, Inc.
205.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
206.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
207.Motley Fool Value Factor ETF, Series of The RBB Fund, Inc.
208.MUFG Japan Small Cap Active ETF, Series of The RBB Fund, Inc.
209.Oakhurst Fixed Income Fund, Series of The RBB Fund, Inc.
210.SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
211.SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
212.SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
213.SGI Enhanced Market Leaders ETF, Series of The RBB Fund, Inc.
214.SGI Global Equity Fund, Series of The RBB Fund, Inc.
215.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
216.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
217.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
218.SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
219.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
220.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
221.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
222.The RBB Fund Trust
223.RBC Funds Trust
224.RBC BlueBay Enhanced Income Fund
225.Rockefeller Municipal Opportunities Fund
226.SEG Partners Long/Short Equity Fund
227.Series Portfolios Trust
228.Thompson IM Funds, Inc.
229.Tortoise Capital Series Trust
230.Bright Rock Mid Cap Fund, Series of Trust for Professional Managers
231.Bright Rock Large Cap Fund, Series of Trust for Professional Managers
232.CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers
233.CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
234.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
235.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
236.RiverPark Strategic Income Fund, Series of Trust for Professional Managers
237.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
238.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
239.Jensen Quality MidCap Fund, Series of Trust for Professional Managers
240.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
241.Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
9
242.Wall Street EWM Funds Trust
(b)The following are the Officers and Manager of the Distributor, the Registrant’s
underwriter.  The Distributor’s main business address is 190 Middle Street, Suite 301,
Portland, ME 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, Maine 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President and Chief Compliance Officer and Treasurer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, Maine 04101	Secretary	None
Weston Sommers	190 Middle Street, Suite 301, Portland, Maine 04101	Financial and Operations Principal and Chief Financial Officer	None
(c)Not applicable.
Item 33.  Location of Accounts and Records
The books and records required to be maintained by Section 31(a) of the Investment Company
Act of 1940 are maintained at the following locations:

Records Maintained By:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. RiverCenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Adviser	Nuance Investments, LLC 4900 Main Street, Suite 220 Kansas City, Missouri 64112
Registrant’s Distributor	Quasar Distributors, LLC 190 Middle Street, Suite 301 Portland, ME 04101
Item 34.  Management Services
Not applicable.
10
Item 35.  Undertakings
Not applicable.
11
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 653 to its
Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the
Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment
No. 653 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 28th day of August,
2026.
Managed Portfolio Series
By: /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer
President
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration
Statement has been signed below by the following persons in the capacities and on the 28th day of
August, 2026.

	Signature	Title

	Robert J. Kern*	Trustee
Robert J. Kern

	David A. Massart*	Trustee
David A. Massart

	David M. Swanson*	Trustee
David M. Swanson

	/s/ Brian R. Wiedmeyer	President and Principal Executive Officer
Brian R. Wiedmeyer

	/s/ Aaron G. Johanson	Treasurer, Principal Financial Officer, and Principal Accounting Officer
Aaron G. Johanson

*By:	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Attorney-In-Fact pursuant to Power of Attorney